                                                      1933 Act File No. 2-98441
                                                      1940 Act File No. 811-4327

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2



A.       Exact Name of Trust:  Sentry Variable Life Account I

B.       Name of Depositor:  Sentry Life Insurance Company

C.       Complete Address of Depositor's Principal Executive Offices:

         1800 North Point Drive, Stevens Point, WI  54481

D.       Name and Address of Agent for Service:

         William M. O'Reilly, Esq.
         Sentry Life Insurance Company
         1800 North Point Drive
         Stevens Point, WI  54481


         It is proposed that this filing will become effective

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [x] on May 1, 1998, pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and Amount of Securities Being Registered: Individual Flexible Premium Variable Life Insurance Policies

F.       Approximate date of proposed public offering:

[ ]      Check box if it is proposed that this filing will become effective on
         (date) at (time) pursuant to Rule 487.

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2



N-8B-2 Item                             Caption in Prospectus
-----------                             ---------------------

    1      ............................ The Company, The Variable Life Account
    2      ............................ The Company
    3      ............................ Not Applicable
    4      ............................ Distribution of the Policy
    5      ............................ The Variable Life Account
    6(a)   ............................ Not Applicable
     (b)   ............................ Not Applicable
    9      ............................ Legal Proceedings
   10      ............................ The Policy
   11      ............................ Investments of the Variable Life Account
   12      ............................ Investments of the Variable Life Account
   13      ............................ Charges and Deductions
   14      ............................ The Policy
   15      ............................ The Variable Life Account
   16      ............................ Investments of the Variable Life Account
   17      ............................ Policy Benefits and Rights
   18      ............................ The Policy
   19      ............................ Not Applicable
   20      ............................ Not Applicable
   21      ............................ Not Applicable
   22      ............................ Not Applicable
   23      ............................ Not Applicable
   24      ............................ Not Applicable
   25      ............................ The Company
   26      ............................ Management of the Company
   27      ............................ The Company
   28      ............................ The Company, Management of the Company
   29      ............................ The Company
   30      ............................ The Company
   31      ............................ Not Applicable
   32      ............................ Not Applicable
   33      ............................ Not Applicable
   34      ............................ Not Applicable
   35      ............................ The Company
   37      ............................ Not Applicable
   38      ............................ Distribution of the Policy
   39      ............................ Distribution of the Policy
   40      ............................ Not Applicable
   41(a)   ............................ Distribution of the Policy
   42      ............................ Not Applicable
   43      ............................ Not Applicable
   44      ............................ The Policy
   45      ............................ Not Applicable
   46      ............................ Policy Benefits and Rights
   47      ............................ Not Applicable
   48      ............................ Not Applicable
   49      ............................ Not Applicable
   50      ............................ Not Applicable
   51      ............................ The Company, The Policy
   52      ............................ Investments of the Variable Life Account
   53      ............................ Federal Tax Status
   54      ............................ Financial Statements
   55      ............................ Not Applicable

[SENTRY LOGO]
--------------------------------------------------------------------------------
                         Sentry Variable Life Account I







                               SELF-DIRECTED LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



                                   PROSPECTUS
                                                                     MAY 1, 1998

                          Sentry Life Insurance Company

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                    ISSUED BY
                         SENTRY VARIABLE LIFE ACCOUNT I
                                       AND
                          SENTRY LIFE INSURANCE COMPANY

The Individual Variable Life Insurance Policy ("Policy") described in this Prospectus is a flexible premium policy. The Policy is designed for maximum flexibility in meeting the insurance needs of individuals. The Policy provides death protection until the Policy Anniversary following the Insured's 95th birthday.

The Cash Value of the Policy will be allocated to a segregated investment account of Sentry Life Insurance Company ("Company") which account has been designated Sentry Variable Life Account I ("Variable Life Account"). The Variable Life Account invests in shares of Neuberger & Berman Advisers Management Trust at net asset value. Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company which currently is comprised of nine separate Portfolios with different investment objectives, four of which are available in connection with the Policy offered under this Prospectus. The Owner of the Policy bears the complete investment risk for all amounts allocated to the Variable Life Account. The Cash Value and, under certain circumstances, the Death Benefit of the Policy may increase or decrease depending on the investment experience of the Variable Life Account.

                       ----------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE THE POLICY ISSUED BY THE VARIABLE LIFE ACCOUNT AS A REPLACEMENT FOR ANOTHER TYPE OF LIFE INSURANCE. IT ALSO MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO OBTAIN ADDITIONAL INSURANCE PROTECTION IF THE PURCHASER ALREADY OWNS ANOTHER FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS ACCOMPANIES THIS PROSPECTUS.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.




                          SENTRY LIFE INSURANCE COMPANY
                             1800 North Point Drive
                             Stevens Point, WI 54481
                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

CHARGES AND DEDUCTIONS ASSOCIATED WITH VARIABLE LIFE CONTRACTS
FROM PREMIUM

     Front-end sales expense charge - 5% of each Premium payment. (There is also a Deferred Sales Charge of 25% of the Target Surrender Premium or 25% of the actual Premium paid in the first Policy Year, if less. Together these charges total 30%. See "Charges and Deductions - Deductions from Surrendered Values.")

     Premium taxes - premium taxes are assessed by the Policy Owner's state of domicile. Premium taxes currently vary from state to state and range from 0% to 4%.

FROM THE VARIABLE LIFE ACCOUNT

     Mortality and Expense Risk Premium - equal on an annual basis to 0.90% of the daily net asset value of the Variable Life Account.

     Death Benefit Guarantee Risk Charge - equal on an annual basis to 0.15% of the daily net asset value of the Variable Life Account.

     Taxes - the Company has reserved the right to make a provision for income taxes which have resulted from the investment operation of any Subaccount. The Company is not currently deducting for taxes.

FROM CASH VALUE

     Monthly Deduction - deducted from Cash Value at the beginning of each Policy Month and consists of:

         Cost of Insurance for the Policy and any additional benefits provided by rider for the Policy Month; and

         Monthly Administrative Fee - $5 per Policy Month.

FROM SURRENDERED VALUES

     Partial Surrender Charge - a percentage of the Full Surrender Charge.

     Partial Surrender Administrative Fee - the lesser of 2% of the amount surrendered or $25.

     Full Surrender Charge - remains the same for the first five Policy Years and declines in Policy Years six through nine until it is zero and is the sum of the following:

         Contingent Deferred Administrative Expense Charge - $3.50 per $1,000 on the first $100,000 of Specified Amount plus $1.50 per $1,000 on the excess above first $100,000 of Specified Amount. The maximum
         Contingent Deferred    Administrative Expense Charge is $750; and

         Deferred Sales Charge - 25% of the Target Surrender Premium or of the actual Premium paid in the first Policy Year, if less; and

         Additional Contingent Deferred Administrative Expense Charge and Deferred Sales Charge which result from an increase in the Specified Amount.

OTHER CHARGES AND FEES

     Maximum Transfer Fee - $25

     Maximum Service Fee for Additional Projections - $25

     For a more complete description of these charges, see "Charges and Deductions" and "The Policy - Illustrations."

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     The investment manager and administrator (Neuberger & Berman Management Incorporated) for Neuberger & Berman Advisers Management Trust (the "Trust") is paid a fee for its services based upon each Portfolio's net assets which are described below under "Charges and Deductions - Trust and Managers Trust Annual Expenses" and in the accompanying Trust prospectus.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Definitions................................................................ 5
Summary.................................................................... 6
The Company................................................................ 7
The Variable Life Account.................................................. 8
Investments of the Variable Life Account................................... 8
   Initial Investment Period............................................... 8
   Transfers............................................................... 8
   Neuberger & Berman Advisers Management Trust............................ 9
   Substitution of Securities..............................................10
The Policy.................................................................10
   General.................................................................10
   Insurance Underwriting..................................................10
   Right to Exchange the Policy............................................10
   Illustrations...........................................................10
Premiums...................................................................11
   Initial Premium.........................................................11
   Net Premiums............................................................11
   First Year Minimum Premium..............................................11
   Planned Premiums........................................................11
   Additional Premiums.....................................................11
   Maximum Premium Limitations.............................................11
   Death Benefit Guarantee.................................................11
   Grace Period............................................................11
   Reinstatement...........................................................12
Charges and Deductions.....................................................12
   Deductions from Premiums................................................12
   Deductions from the Variable Life Account...............................12
   Deductions from Cash Value..............................................12
   Deductions from Surrendered Values......................................13
   Trust and Managers Trust Annual Expenses................................14
   Group Arrangements......................................................14
Policy Benefits and Rights.................................................14
   Death Benefit...........................................................14
   Corridor Percentages....................................................15
   Illustrations of Death Benefit Options..................................15
   Change of Death Benefit Option..........................................16
   Change in the Specified Amount..........................................16
   Maturity Benefits.......................................................17
   Cash Value..............................................................17
   Determination of Accumulation Unit......................................17
   Partial Surrender.......................................................18
   Full Surrender..........................................................18
   Surrender Requirements..................................................18
   Policy Loans............................................................18

                                                                          PAGE
                                                                          ----

Other Policy Provisions....................................................19
   Policy Owner............................................................19
   Contingent Policy Owner.................................................19
   Change of Policy Owner or Contingent Policy Owner.......................19
   Assignment..............................................................19
   Beneficiary.............................................................19
   Change of Beneficiary...................................................19
   Incontestability........................................................19
   Misstatement of Age or Sex..............................................19
   No Dividends............................................................19
   Optional Settlement Plans...............................................19
Suspension of Payments.....................................................20
Federal Tax Status.........................................................20
   Introduction............................................................20
   Diversification.........................................................20
   Tax Treatment of the Policy.............................................21
   Policy Proceeds.........................................................21
   Tax Treatment of Loans and Surrenders...................................21
   Multiple Policies.......................................................22
   Tax Treatment of Assignments............................................22
   Qualified Plans.........................................................22
Variable Life Account Voting Rights........................................22
   Disregard of Voting Instructions........................................23
Management of the Company..................................................23
   Directors and Officers..................................................23
Distribution of the Policy.................................................23
Other Policies Issued by the Company.......................................24
State Regulation...........................................................24
Reports to Owners..........................................................24
Legal Proceedings..........................................................24
Experts....................................................................24
Legal Opinions.............................................................24
Financial Statements.......................................................24
Appendix A - Illustrations of Benefits.....................................52

                                   DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate Policy values.

AGE - Age last birthday as determined on the Policy Anniversary on or preceding the current date.

ANNIVERSARY - The same day and month each year as the Policy Date.

BENEFICIARY - The Beneficiary is named in the application unless changed, and receives the death benefit at the Insured's death.

CASH SURRENDER VALUE - The Cash Value of the Policy less any Indebtedness and less the Full Surrender Charge.

COMPANY - Sentry Life Insurance Company at its Home Office located at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

CASH VALUE - The sum of all Subaccount Cash Value and any Cash Value held in the General Account to secure Policy debt.

ELIGIBLE MUTUAL FUND(S) - The mutual funds designated in the Policy as eligible investments of the Variable Life Account.

GENERAL ACCOUNT - The general ledger account of the Company.

IN EFFECT - When the Insured's life is covered under the Policy.

INITIAL INVESTMENT PERIOD - A 30 day period commencing on the Policy Issue Date.

INSURED - The person whose life is covered under the Policy.

MATURITY DATE - The Maturity Date is the date on which the Company will pay the Policy's Cash Value less any outstanding indebtedness if the Policy is In Effect on such date.

MONTHLY PROCESSING DAY - The day from which Policy Months are determined.

NET PREMIUMS - Gross Premiums less the charge for front-end sales load and premium taxes.

PAYEE - A person receiving payments from the Company under an Optional Settlement Plan.

POLICY DATE - The day, month and year the Policy is put In Effect.

POLICY ISSUE DATE - The day, month and year that underwriting is completed and the Policy is issued by the Company.

POLICY MONTH - A period of time commencing on any Monthly Processing Day and ending on the day preceding the next Monthly Processing Day.

POLICY OWNER - The Policy Owner is named in the application, unless changed, and has all rights under the Policy.

POLICY YEAR - A period of time commencing on any Anniversary and ending on the day preceding the next Anniversary.

PORTFOLIO - A segment of an Eligible Mutual Fund which constitutes a separate and distinct class of shares.

SPECIFIED AMOUNT - The amount of the initial death benefit provided by the Policy plus or minus any changes in the Specified Amount.

SUBACCOUNT - A segment of the Variable Life Account which invests in an Eligible Mutual Fund or Portfolio.

TARGET SURRENDER PREMIUM - The Premium, shown on the Policy Specifications Page, that is used to calculate the Deferred Sales Charge. The Target Surrender Premium is based on the guideline annual premium pursuant to rules adopted under the Investment Company Act of 1940.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at 4:00 p.m. E.S.T. on each Valuation Date and ending at 4:00 p.m. E.S.T. for the next succeeding Valuation Date.

VARIABLE LIFE ACCOUNT - A separate investment account of the Company into which Net Premiums under the Policy will be allocated.

                                     SUMMARY

THE POLICY -- The Policy described in this Prospectus is a flexible premium variable life insurance policy. The Policy, while providing certain investment features, is a life insurance policy providing death benefits, cash values, and other features that are traditionally associated with life insurance.

The Policy is called "flexible" because, unlike the fixed premiums of an ordinary whole life insurance policy, the frequency and amount of Premium payments can vary; any form of insurance coverage can be simulated by changing the Specified Amount of insurance and the death benefit may be changed between Options 1 and 2.

The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Cash Value and, under certain circumstances, the death benefit of the Policy may increase or decrease depending on the investment experience of the assets underlying the Policy. Policy Owners bear the complete investment risk for all amounts allocated to the Variable Life Account. However, if the minimum Premium requirement as set forth in the Policy is met, the Policy is guaranteed not to lapse, even if the investment performance causes the full Cash Surrender Value to be insufficient to cover the Monthly Deductions when due. (See "Premiums - Death Benefit Guarantee" for a further explanation). There is no guaranteed minimum Cash Value. For a more complete description of the Policy, see "Policy Benefits and Rights."

The minimum Specified Amount for which the Company will issue the Policy is $50,000. If the Death Benefit Guarantee is not In Effect, and if the Cash Surrender Value is not sufficient to cover the Monthly Deduction when due, a grace period of 61 days will be allowed for the payment of Premium sufficient to cover the Monthly Deduction. If Premium or a loan repayment sufficient to cover the Monthly Deduction is still unpaid by the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value.

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. For a further discussion, see "Federal Tax Status - Tax Treatment of the Policy."

THE VARIABLE LIFE ACCOUNT -- The Variable Life Account is a separate account established by the Company pursuant to the insurance laws of the State of Wisconsin and registered as a unit investment trust under the Investment Company Act of 1940. Net Premiums will be allocated to the Variable Life Account and are currently invested in shares of Neuberger & Berman Advisers Management Trust at their net asset value. Policy Owners bear the complete investment risk for amounts allocated to the Variable Life Account. For a more complete description, see "The Variable Life Account" and "Investments of the Variable Life Account."

PREMIUMS -- The initial Premium is due on or prior to the Policy Date. The frequency and amount of subsequent Premium payments can vary. Therefore, an unlimited number of Premium payment patterns are possible, including single premium, level premium, limited premium, increasing premium, decreasing premium, and stop and go premium. While the Policy provides for flexible Premium payments, Policy Owners can establish a Planned Premium Payment Plan which may provide for Premiums to be made annually, semi-annually, quarterly or by automatic bank check. The Planned Premiums are subject to certain minimum amounts. There are certain minimum Premium payment requirements that must be met in order to have the Death Benefit Guarantee in effect.

The Company reserves the right to limit the frequency and amount of additional Premiums. (See "Premiums.")

MODIFIED ENDOWMENT CONTRACTS -- The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts."

Generally, a Policy will not be a modified endowment contract. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988, and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first 7 policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any Policy received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy. Policy Owners should consult their tax adviser with respect to any changes they wish to make to their Policies.

If a Policy is a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in-first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of loans or surrenders. The penalty shall not apply to any distribution: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. Policy Owners should consult a tax adviser regarding the possible tax consequences of loans and/or surrenders from the Policy. See "Federal Tax Status - Tax Treatment of Loans and Surrenders."

MULTIPLE CONTRACTS -- The Code provides that multiple modified endowment contracts that are issued within a calendar year to the same Policy Owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year.

DEATH BENEFIT GUARANTEE -- The Policy will not lapse if the minimum Premium requirement is met, even if the Cash Surrender Value is insufficient to cover the Monthly Deduction when due. (See "Premiums - Death Benefit Guarantee.")

GRACE PERIOD -- If the Death Benefit Guarantee is not in effect and if the full Cash Surrender Value is not sufficient to cover the Monthly Deduction when due, a grace period of 61 days will be allowed for the payment of Premium or a loan repayment sufficient to cover the Monthly Deduction. The Policy will continue to be In Effect during this grace period. If Premium or a loan repayment sufficient to cover the Monthly Deduction is still unpaid by the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value. (See "Premiums - Grace Period.") After a Policy lapse, the Policy Owner may request that the Policy be put back In Effect. The Company will reinstate the Policy subject to certain conditions. (See "Premiums - Reinstatement.")

FREE LOOK PROVISION -- Unless otherwise required by state law, the Policy may be returned within 20 days after the Policy Owner receives the Policy, within 20 days after the mailing to the Policy Owner of the notice of the right of withdrawal, or within 45 days after the Policy Owner completes Part I of the application for insurance, whichever is later. The returned Policy can be mailed or delivered to the Company, the agent who sold the Policy, or any agent of the Company. The returned Policy will be treated as if the Company never issued it and the Company will refund all Premiums paid. The Free Look Provision is also applicable when there is an increase in the Specified Amount when such increase is not the result of a change in death benefit option. When Premiums are paid after an increase in the Specified Amount, all such premiums paid up to the Target Surrender Premium (see "Charges and Deductions - Deductions From Surrendered Values") are attributed to the increase. Premiums in excess of the Target Surrender Premium are attributed to the base plan as long as the base plan maximum Premium limit is not exceeded. If the maximum is exceeded the Premiums are again attributed to the increase in the Specified Amount. All Premiums paid during the Free Look Period that are attributed to the increase would be refunded upon exercise of the Free Look Provision.

DEATH BENEFIT -- A Policy Owner may elect one of two options to calculate the amount of the death benefit payable under the Policy. Under Option 1 the death benefit will be equal to the greater of the Specified Amount or the Cash Value multiplied by the applicable corridor percentage. Under Option 2 the death benefit is the greater of the Specified Amount plus the Cash Value or the Cash Value multiplied by the applicable corridor percentage.

There is a Guaranteed Death Benefit under the Policy while the Policy is In Effect equal to the Specified Amount, less any Policy indebtedness, provided that minimum Premiums are paid and subject to certain other conditions. (See "Premiums - Death Benefit Guarantee.") A Policy Owner may change the death benefit option as well as the Specified Amount, subject to certain conditions. (See "Policy Benefits and Rights.")

POLICY LOAN -- A Policy Owner may obtain a cash loan from the Company secured by the Policy. The maximum loan amount is 90% of the Cash Value minus the Full Surrender Charge determined at the end of the Valuation Period during which the loan request is received. The maximum amount that may be borrowed at any time is the maximum loan amount reduced by any outstanding Policy indebtedness. The loan will incur interest at an annual rate of 8%. The amount of the loan will be transferred from the Subaccounts of the Variable Life Account to the Company's General Account. Cash Value in the General Account will accrue interest daily at an annual rate of 6%. (See "Policy Benefits and Rights - Policy Loans" and "Federal Tax Status - Tax Treatment of Loans and Surrenders.")


                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958 pursuant to the laws of the State of Wisconsin. Its Home Office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity, and accident and health insurance business in the District of Columbia and in all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls directly, or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                            THE VARIABLE LIFE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Wisconsin insurance laws on February 12, 1985. This segregated asset account has been designated "Sentry Variable Life Account I" (the "Variable Life Account"). The Company has caused the Variable Life Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Life Account or the Company by the Securities and Exchange Commission.

The assets of the Variable Life Account are the property of the Company. The assets of the Variable Life Account, equal to the reserves and other policy liabilities with respect to the Variable Life Account, are not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Life Account. The Cash Values, Cash Surrender Values and, under some circumstances, death benefits will vary with the value of the assets which underlie the Variable Life Account and will also vary with the charges deducted from the Cash Value.

Income, gains and losses, whether or not realized, are, in accordance with the Policy, credited to or charged against the Variable Life Account without regard to other income, gains and losses of the Company. Company obligations arising under the Policy are general corporate obligations of the Company.


                    INVESTMENTS OF THE VARIABLE LIFE ACCOUNT

Currently, Net Premiums applied to the Variable Life Account will be invested in one or more of the Portfolios of Neuberger & Berman Advisers Management Trust at net asset value (see "Neuberger & Berman Advisers Management Trust"). The assets of the Variable Life Account are segregated by Portfolio, thus establishing a series of Subaccounts within the Variable Life Account. The Company may, from time to time, add new mutual funds, and, when appropriate, portfolios within a mutual fund as Eligible Mutual Funds.

The selection of investments is subject to the terms and conditions imposed by the Company. The Policy Owner may change a selection prospectively without fee, penalty or other charge upon written notice to the Company. The change will be effective for Net Premiums received after receipt of such notice. The Company may impose certain terms and conditions on these transactions.

INITIAL INVESTMENT PERIOD -- Prior to and during the Initial Investment Period (a 30-day period commencing on the Policy Issue Date), Net Premiums are applied to the Variable Life Account and will be invested in the Liquid Asset Portfolio notwithstanding any selection made by the Policy Owner in the application. At the end of the Initial Investment Period, the Cash Value then in the Liquid Asset Portfolio is transferred to the Eligible Mutual Fund(s) or Portfolio(s) in accordance with the selection made by the Policy Owner in the application. Such transfer will be made automatically by the Company and without charge.

After the Initial Investment Period has expired, Net Premiums are applied to the Variable Life Account in accordance with the selection made by the Policy Owner in the application. The transfer of Net Premiums to the Variable Life Account is not deemed to be a transfer for purposes of the limitation on the number of transfers that may be made nor for the purposes of imposing the Transfer Fee.

TRANSFERS -- The Policy Owner may direct the transfer of all or part of the Subaccount Cash Values between Portfolio(s) subject to the following conditions:

     (1) The Company has reserved the right to deduct a transfer fee for transfers, which will be deducted from the amounts transferred. The Company does not currently deduct a transfer fee but in the event that it does in the future, the fee will not exceed $25.

     (2) The minimum amount that may be transferred is $250, or, if smaller, the remaining Subaccount Cash Value.

     (3) Any transfer direction must clearly specify:

         (a)  the amount to be transferred; and

         (b)  the Portfolio(s) to be affected.

     (4) Four transfers may be made in any Policy Year. Additional transfers during the year are subject to approval by the Company.

     (5) Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer direction containing all required information.

A transfer request for a transfer from one Portfolio to two Portfolios or from two Portfolios to one Portfolio will count as one transfer transaction.

The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege.

When new Eligible Mutual Funds or Portfolios are added, the Policy Owner may be permitted to select such Eligible Mutual Funds or Portfolios as investments to underlie the Policy. However, the right to make any such selection will be limited by the terms and conditions imposed on such transactions by the Company.

Subject to the above-identified restrictions on transfers, a Policy Owner may elect to effect transfers between Eligible Mutual Fund(s) or Portfolio(s) by telephone by completing the applicable section of the Application.

The Company will employ reasonable procedures to confirm that telephone transfer requests are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company will not be liable for complying with telephone transfer requests it believes to be genuine and for which it followed reasonable procedures to ensure legitimacy.

A telephone transfer may be effected by contacting the Company's Home Office identified on Page 1 and providing specific account information, including the Policy Owner's name, Policy number, social security number and/or date of birth. The Company may request additional information concerning the account and/or Policy Owner to verify the validity of the request. The Company maintains the right to reject any telephone transfer request.

Telephone transfer requests received on any business day before 3 p.m., C.S.T., will effect transfers as of that day. Telephone transfer requests received after 3 p.m,, C.S.T., will effect transfers on the business day next following the request.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST -- Neuberger & Berman Advisers Management Trust (the "Trust") is the funding vehicle for the Policy. Each Portfolio of the Trust invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. All Series of Managers Trust are managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each Series invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of other investment companies which directly acquire and manage their own portfolios of securities. For more information regarding this structure, see the Trust's prospectus.

Shares of the Trust are issued and redeemed in connection with investment in and payments under variable contracts issued through separate accounts of life insurance companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio of the Trust are also offered directly to qualified pension and retirement plans ("Qualified Plans"). Shares of the Trust are purchased and redeemed at net asset value. The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the variable contract owners of the life insurance companies and to determine what action, if any, should be taken in the event of a conflict. The life insurance companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more life insurance company separate accounts or Qualified Plans might withdraw their investment in the Trust. This might force Managers Trust to sell portfolio securities at disadvantageous prices.

There are nine Portfolios, four of which are currently available in connection with the Policy.* In that the investment objective of each Portfolio matches that of its corresponding Series, the following information is presented in terms of the applicable Series of Managers Trust.

The investment objective of each Series follows.

AMT LIQUID ASSET INVESTMENTS. The investment objective of AMT Liquid Asset Investments is to provide the highest current income consistent with safety and liquidity. The Series invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

AMT GROWTH INVESTMENTS. AMT Growth Investments seeks capital appreciation without regard to income by investing in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

AMT LIMITED MATURITY BOND INVESTMENTS. The investment objective of AMT Limited Maturity Bond Investments is to provide the highest current income consistent with low risk to principal and liquidity, and secondarily, total return. The Series invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends. These are short-to-intermediate term debt securities. The Series' dollar-weighted average portfolio maturity may range up to five years.

AMT BALANCED INVESTMENTS. The investment objective of AMT Balanced Investments is long-term capital growth and reasonable current income without undue risk to principal. The investment adviser anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's view regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed-income senior securities.



*NOTE: The Balanced Portfolio is not available in the states of Minnesota, New Jersey and West Virginia

SUBSTITUTION OF SECURITIES -- If the shares of any of the Eligible Mutual Funds, or any Portfolio within an Eligible Mutual Fund, should no longer be available for investment by the Variable Life Account or, if in the judgment of the Company's Board of Directors, further investment in such shares should become inappropriate in view of the purpose of the Policy, the Company may substitute shares of another mutual fund for fund shares already purchased or to be purchased in the future by Net Premiums under the Policy. No substitution of securities in any Subaccount may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                                   THE POLICY

GENERAL -- The Policy offered by this Prospectus is an individual flexible premium variable life insurance policy. The Policy is designed to provide the Policy Owner with lifetime insurance protection and significant flexibility in connection with the frequency and amount of Premium payments and the level of life insurance proceeds payable under the Policy. Unlike traditional life insurance, the Policy will not lapse if Premium payments are not made. However, the Policy will lapse if the Cash Surrender Value is insufficient to pay the monthly charges due under the Policy and the grace period expires without sufficient additional Premium payments or a loan repayment having been made. (See "Premiums - Grace Period.") The Policy allows the Policy Owner to vary the Premium payments. The Policy provides for a Death Benefit Guarantee, subject to certain conditions including the payment of minimum Premiums. (See "Premiums - Death Benefit Guarantee.") In addition, the Policy allows the Policy Owner to adjust the level of life insurance proceeds payable under the Policy by increasing or decreasing the Specified Amount of insurance without having to purchase a new policy. Any increase in the Specified Amount may require evidence of insurability.

To purchase a Policy, a completed application must be sent to the Company at its Home Office at 1800 North Point Drive, Stevens Point, Wisconsin 54481. The Initial Premium is due on or prior to the Policy Date. The initial Specified Amount cannot be less than $100,000 unless the Company's current administrative rules specify a lower amount. Acceptance of the application is subject to the Company's underwriting rules and the Company may, at its sole discretion, reject any application or Premium for any reason.

INSURANCE UNDERWRITING -- Insurance underwriting is designed to group applicants of the same age and sex into classifications that can be expected to produce mortality experience consistent with the actuarial structure for that class. The Company uses established underwriting guidelines which may or may not require a medical examination. Your registered representative will advise you of any medical examination requirements.

The Policy will be issued as either standard non-smoker, special smoker, substandard smoker or medically substandard. The monthly cost of insurance charges will depend on the underwriting classification. (See "Charges and Deductions Deductions from Cash Value" for a discussion of the cost of insurance.)

RIGHT TO EXCHANGE THE POLICY -- The Policy may be exchanged for a policy of permanent fixed premium fixed benefit life insurance on the life of the Insured. This exchange may only be made within 24 months after the Policy Date. No evidence of insurability is required. All Policy indebtedness must be repaid before the exchange is made.

The exchange will become effective when the Company receives:

     (1) proper written request for the Policy exchange;

     (2) surrender of the Policy being exchanged; and

     (3) any amount due the Company on exchange.

The new Policy will have the same Policy Date and issue age as the original Policy and will have the same risk classification. The basic amount of insurance of the new Policy will be equal to either the initial Specified Amount of the original Policy or the net amount at risk under the original Policy on the date of exchange, as selected by the Policy Owner. For purposes of this provision, net amount at risk is defined as the difference between the death benefit and the Policy Cash Value. The Policy Owner and Beneficiary of the new Policy will be the same as those of the original Policy on the effective date of the exchange.

If there is an increase in the Specified Amount and such increase is not the result of a change in death benefit option, the Policy Owner will be granted an exchange privilege with respect to the increase, subject to the conditions applicable to an exchange of the entire Policy. The Policy Owner will also have the option to transfer to the new Policy, without charge, on the exchange date, Cash Value attributable to the increase. The Cash Value attributable to the increase is the amount by which the total premiums paid exceed the Maximum Premium Limitation for the Policy calculated as if the increase had not occurred. However, amounts of Cash Value will not be applied to the exchange if they would cause the Cash Surrender Value of the remaining Policy to become negative.

ILLUSTRATIONS -- This Prospectus contains illustrations of both future Cash Values and death benefits given certain assumed Variable Life Account returns, which may be helpful in understanding how the Policy works (see Appendix A). For illustrations not shown, the Policy Owner should contact his or her agent.

The Policy Owner may request a projection of illustrative future death benefits and Policy values at any time. The request must be in writing. The Company may charge a maximum service fee of $25 for this projection. The illustration will be based on assumptions as to the Specified Amount, anticipated earnings and future Premium payments specified by the Policy Owner, and other assumptions as are necessary and agreed upon by the Company and the Policy Owner.

                                    PREMIUMS

INITIAL PREMIUM -- The Initial Premium is due on or prior to the Policy Date. It must be paid to the Company at its Home Office. Coverage under the Policy does not take effect until the Policy has been issued and the Premium paid during the Insured's lifetime.

NET PREMIUMS-- The Net Premium is equal to 95% of the Premium less any applicable premium taxes. The 5% deduction is for the front-end sales expense charge.

FIRST YEAR MINIMUM PREMIUM -- The Initial Premium together with the first year Planned Premiums must be sufficient to meet the minimum Premium requirement under the Death Benefit Guarantee for the first year.

PLANNED PREMIUMS -- While the Policy provides for flexible Premium payments, the Policy Owner can establish a Planned Premium Payment Plan providing for Premiums to be made annually, semi-annually, quarterly or by automatic bank check. The Planned Premiums are subject to the following minimum amounts unless the Company's then current administrative rules specify lower amounts:

                                                    PLANNED PREMIUM
               MODE OF PAYMENT                      MINIMUM AMOUNT
               ---------------                      ---------------
             Annual                                 $      200
             Semi-Annual                                   125
             Quarterly                                      75
             Automatic Bank Check                           15

The Policy Owner may change the frequency and amount of Planned Premiums by sending the Company a written notice. The Company reserves the right to limit the amount of any increase of the Planned Premium. Any Premium which exceeds the Planned Premium will be considered an Additional Premium subject to the "Additional Premiums" provision of the Policy described below.

Payment of a Planned Premium will not guarantee that the Policy will remain In Effect because even if a Premium payment is made, the Policy will lapse any time the Cash Surrender Value is insufficient to pay the monthly charges and the grace period expires without a sufficient Premium payment or loan repayment having been made. However, the Death Benefit Guarantee may be in effect which will provide a death benefit even if the Cash Surrender Value is insufficient, provided that certain conditions are met. (See "Premiums - Death Benefit Guarantee" and "Premiums - Grace Period.")

ADDITIONAL PREMIUMS -- Additional Premium payments of at least $50 may be made at any time prior to the Maturity Date. The Company reserves the right to limit the amount of Additional Premium payments to those that conform to the requirements of the Code and the regulations thereunder. Even if there is a loan outstanding, unless the Policy Owner directs to the contrary, all payments will be deemed to be Premium payments. Premium limitations for the Policy are set out on the Policy Specifications Page of the Policy.

MAXIMUM PREMIUM LIMITATIONS -- In order to conform to the requirements of the Code, the Company will limit the total amount of Premiums, both Planned and Additional, that may be paid during each Policy Year (the "Maximum Premium Limitation"). Because the Maximum Premium Limitation is in part dependent on the Specified Amount for each Policy, changes in the Specified Amount may affect this limitation. In the event that a Premium is paid that exceeds the Maximum Premium Limitation, the Company will accept only the portion of the Premium up to the maximum limitation and return the excess to the Policy Owner. Thereafter, no additional Premiums will be accepted until allowed by the Maximum Premium Limitation.

DEATH BENEFIT GUARANTEE -- If the minimum Premium requirement described below is met, the Policy will not lapse, even if the Cash Surrender Value is insufficient to cover the Monthly Deduction when due.

The minimum Premium requirement is met if the sum of all Premiums paid is not less than:

     (1) the sum of all monthly Death Benefit Guarantee Premiums as shown on the Policy Specifications Page of the Policy, plus

     (2) the current Policy indebtedness, plus

     (3) the sum of all partial surrenders, Partial Surrender Charges and Partial Surrender Administrative Fees, plus

     (4) the sum of all Monthly Deductions for any additional benefits provided by a rider.

All sums in the minimum Premium requirement include values for the current Policy Month.

The initial monthly Death Benefit Guarantee Premium is shown on the Policy Specifications Page. This Premium will change upon any increase or decrease in the Specified Amount or a change in the Death Benefit Option. At the time of the change, the Company will recalculate the monthly Death Benefit Guarantee Premium based on the Insured's Age, the Death Benefit Option chosen and the new Specified Amount. Any change in the monthly Death Benefit Guarantee Premium will be shown on a Policy amendment.

GRACE PERIOD -- If the Death Benefit Guarantee is not in effect, and if the Cash Surrender Value is not sufficient to cover the Monthly Deduction when due, a grace period of 61 days will be allowed for the payment of a Premium or loan repayment sufficient to cover the Monthly Deduction. The grace period begins on the Monthly Processing Day during which there was insufficient Cash Surrender Value. The Company will mail a notice that the grace period is In Effect to the Policy Owner's last known address.

The Policy will continue to be In Effect during this grace period. During the grace period the death benefit will equal the amount of death benefit In Effect immediately prior to the grace period, less any indebtedness and due and unpaid charges.

If a Premium or loan repayment sufficient to cover the Monthly Deduction is still unpaid at the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value.

Under certain circumstances, even if there is insufficient Cash Surrender Value to cover the Monthly Deduction, the Policy will not lapse if the Death Benefit Guarantee is In Effect. (See "Premiums - Death Benefit Guarantee.")

REINSTATEMENT -- After a lapse, the Policy Owner may request that the Policy be put back In Effect. The Company will reinstate the Policy subject to the following conditions:

     (1) the request is in writing and received by the Company within three years from the date of lapse;

     (2) the Company receives satisfactory proof that the Insured is still insurable; and

     (3) a Premium sufficient to cover the Monthly Deductions for the first two Policy Months following reinstatement is paid.

The Policy will be reinstated on the next Valuation Date following the date that all of the above conditions have been satisfied. The Company will not reinstate a Policy surrendered for its full Cash Surrender Value.


                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS --

     SALES CHARGE - The Company deducts a front-end sales expense charge of 5% from each Premium Payment. The amount of sales load deducted in any Policy Year cannot be specifically related to the actual sales expenses incurred in that year. To the extent that the sales loads are insufficient to recover the actual sales expenses, such expenses may be recovered from sources other than charges deducted from Premiums including amounts derived indirectly from the charge for mortality and expense risks, the deferred sales charge and from mortality gains.

     PREMIUM TAX - The Company deducts the amount of any premium taxes levied by any state or governmental entity. Premium taxes currently vary from state to state and range from 0% to 4%.

DEDUCTIONS FROM THE VARIABLE LIFE ACCOUNT --

     MORTALITY AND EXPENSE RISK PREMIUM - The Company deducts a Mortality and Expense Risk Premium equal on an annual basis to 0.90% of the daily net asset value of the Variable Life Account to compensate the Company for the mortality and expense risks assumed under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policies and the Variable Life Account. (See "Deductions from Cash Value - Monthly Deduction.")

     DEATH BENEFIT GUARANTEE RISK CHARGE - The Company deducts a Death Benefit Guarantee Risk Charge equal on an annual basis to 0.15% of the daily net asset value of the Variable Life Account to compensate the Company for assuming risks associated with the Death Benefit Guarantee.

     TAXES - The Company reserves the right to make a provision for any income taxes which result from the investment operation of any Subaccount. The Company does not currently deduct for taxes.

DEDUCTIONS FROM CASH VALUE --

     TRANSFER FEE - The Company may deduct a Transfer Fee for each transfer. The Transfer Fee will be deducted from the amounts which are transferred. The Transfer Fee will not exceed $25.

     MONTHLY DEDUCTION - The Company makes a Monthly Deduction from the Cash Value of the Policy at the beginning of each Policy Month that is equal to the sum of the following:

     (1) the cost of insurance for the Policy and any additional benefits provided by rider for the Policy Month;

     (2) a $5 monthly administrative fee. This charge reimburses the Company for the administration of the Policy and the Variable Life Account. Such administration includes Policy issuance, underwriting, maintenance of Policy records, Policy Owner service, premium billing and collection, reports to Policy Owners and all accounting, reserve calculations, regulatory and reporting requirements, and auditing of the Variable Life Account.

The monthly deduction will result in the cancellation of Accumulation Units (see "Definitions" and "Policy Benefits and Rights - Determination of Accumulation Unit") from each applicable Subaccount in the ratio that the value of the Subaccount bears to the sum of the Subaccount Cash Values.

The cost of insurance for the Policy is determined on a Policy Month basis. This amount will vary from month to month and is dependent upon the Death Benefit Option In Effect, the Cash Value, the Insured's Sex and Age, as well as the risk class of the Policy. The cost of insurance is determined by multiplying the difference between the Death Benefit In Effect divided by 1.0040741 and the Cash Value by the monthly MORTALITY CHARGE. Because insurance investment performance or the level of Premium payments will affect the Death Benefit or the Cash Value, they will also affect the cost of insurance.

The cost of insurance for any rider is calculated separately for each rider.

The monthly mortality charge is based on the Company's current mortality rates. The current mortality rates are based on the Insured's age, sex, and risk class. The risk class will be determined separately for the initial Specified Amount and for any subsequent increase in the Specified Amount requiring evidence of insurability. Current mortality rates are determined by the Company according to expectations of future mortality experience. These rates are not guaranteed and may be changed from time to time, but will never exceed the maximum rates shown in the Table of Guaranteed Maximum Mortality Rates which is set out in the Policy. Any change in mortality rates will apply to all Insureds of the same age, sex, and risk class. The guaranteed rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday ("1980 CSO Table"). The guaranteed rates for Insureds classified as smokers or medically substandard are based on a multiple of the 1980 CSO Table. Such multiples could be as high as five times the 1980 CSO Table.

DEDUCTIONS FROM SURRENDERED VALUES --

     FULL SURRENDER CHARGE - In the event that the Policy is totally surrendered prior to the Maturity Date, a Full Surrender Charge may be assessed. Full surrender of the Policy during the first nine years will result in the imposition of the Full Surrender Charge, the amount of which is the total (or a percentage thereof) of the four charges ((1) through (4)) described below. The Full Surrender Charge will be reduced during that time until it reaches zero in the tenth year. The amount of the charge due is determined by multiplying the applicable percentage in the Table set out under (5) below by the sum of the four charges.

     (1) CONTINGENT DEFERRED ADMINISTRATIVE EXPENSE CHARGE. This charge is calculated as $3.50 per $1,000 on the first $100,000 of the Specified Amount plus $1.50 per $1,000 on the excess above $100,000 of the Specified Amount. The maximum Contingent Deferred Administrative Expense Charge is $750. This charge is designed to cover the administrative expenses incurred in connection with issuing a Policy. Such expenses include processing applications, initial underwriting review, medical examinations, inspection reports, attending physician's statements, insurance underwriting costs, establishing permanent Policy records, Policy issuance costs, preparation of illustrations to accompany the Policy, preparation of riders, and initial confirmations.

     (2) DEFERRED SALES CHARGE. This charge is calculated as 25% of the Target Surrender Premium or 25% of the actual Premiums paid in the first Policy Year, if less. The Target Surrender Premium is shown on the Policy Specifications Page of the Policy and is calculated to be less than or equal to the guideline annual premium as defined in the applicable rules and regulations pursuant to the Investment Company Act of 1940.

     (3) ADDITIONAL CONTINGENT DEFERRED ADMINISTRATIVE EXPENSE CHARGE. This charge may result from an increase in the Specified Amount. The maximum additional Contingent Deferred Administrative Expense Charge is calculated as $3.50 per $1,000 on the first $100,000 of the increase in the Specified Amount plus $1.50 per $1,000 on the excess above $100,000 of the increase in the Specified Amount. The maximum Contingent Deferred Administrative Expense Charge is $750 for each increase in the Specified Amount.

     (4) ADDITIONAL DEFERRED SALES CHARGE. This charge may result from an increase in the Specified Amount. This charge is 25% of the lesser of:

         (a) the Target Surrender Premium for the increase in the Specified Amount as shown on the Policy amendment; or

         (b) the portion of the actual Premiums paid in the first 12 Policy Months following the effective date of the increase in the Specified Amount that exceeds the Target Surrender Premium for the Policy that was in effect prior to the increase in the Specified Amount.

         The Target Surrender Premium is based on the Insured's sex and age on the effective date of the change. The Company reserves the right to require a minimum Premium payment during the first 12 months following the effective date of the increase in the Specified Amount.

     (5) The applicable percentage is shown in the following table where Year is the number of full Policy Years from the original Policy Date or from the Policy Anniversary on or preceding the date of each increase in the Specified Amount to the date of surrender.

                   COMPLETED POLICY YEARS                APPLICABLE PERCENTAGE
                   ----------------------                ---------------------
                            0-4                                  100
                              5                                   80
                              6                                   60
                              7                                   40
                              8                                   20
                              9                                    0

However, in no event will the sum of the front-end sales charges and the Deferred Sales Charges exceed the sales load limitations of applicable federal securities laws.

The Full Surrender Charge, as calculated above, is reduced by the sum of all Partial Surrender Charges previously deducted. In no event will the Full Surrender Charge be less than zero.

A decrease in the Specified Amount will not change any existing surrender charges.

PARTIAL SURRENDER CHARGE - In the event the Policy is partially surrendered, a Partial Surrender Charge may be assessed. The Policy Owner has the right to partially surrender the Policy by withdrawing Cash Value. (See "Policy Benefits and Rights - Partial Surrender.") A partial surrender will result in the imposition of a portion of the Full Surrender Charge described above which will be equal to the percentage of Cash Surrender Value that the withdrawal represents. For example, if the partial withdrawal amounts to 20% of the Policy's Cash Surrender Value (measured at the end of the Valuation Period following the request for a partial surrender), 20% of the applicable Full Surrender Charge will be imposed.

PARTIAL SURRENDER ADMINISTRATIVE FEE - In the event the Policy is partially surrendered, a Partial Surrender Administrative Fee is assessed. This charge is the lesser of 2% of the amount surrendered or $25, and compensates the Company for administrative expenses incurred in processing a partial surrender.

The Policy Owner may designate from which Subaccounts the Partial Surrender Administrative Fee and Partial Surrender Charge will be taken if they are not to be deducted proportionately from all the Subaccounts in which the Policy is invested. These charges are in addition to the amounts surrendered.

TRUST AND MANAGERS TRUST ANNUAL EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios, which are summarized below. See the Trust prospectus for a complete description.

Neuberger & Berman Advisers Management Trust and Advisers Managers Trust Annual Expenses1 (as a percentage of the average daily net assets of a Portfolio).

                          INVESTMENT MANAGEMENT                                     TOTAL ANNUAL
PORTFOLIO                 AND ADMINISTRATION FEES            OTHER EXPENSES           EXPENSES
---------                 -----------------------            --------------         ------------

Liquid Asset(2)                   0.53%                            0.47%                1.00%
Balanced                          0.85%                            0.19%                1.04%
Growth                            0.83%                            0.07%                0.90%
Limited Maturity Bond             0.65%                            0.12%                0.77%

(1) The Trust is divided into nine Portfolios ("Portfolios"), four of which are available in connection with the Polices. Each Portfolio invests all of its net investable assets in a corresponding series ("Series")of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" include all other expenses of the Portfolio and its corresponding Series.

(2) Expenses reflect expense reimbursement. N&B Management has under taken to reimburse the Liquid Asset Portfolio for certain operating expenses including the compensation of N&B Management and excluding certain other expenses that exceed, in the aggregate, 1% of the Portfolio's average daily net asset value. Absent such reimbursement, the "Total Annual Expenses" for the year ended December 31, 1997 would have been 1.12% for the Liquid Asset Portfolio. This expense reimbursement policy is subject to termination upon 60 days written notice and there can be no assurance that it will be continued thereafter.

GROUP ARRANGEMENTS -- The front-end sales charge, monthly administrative charge, Deferred Sales Charge, Deferred Administrative Expense Charge, minimum Premium, and minimum amount of insurance may be reduced or eliminated when the Policy is issued to individuals or a group of individuals that results in a savings of sales or administrative expenses. Entitlement to such a reduction will be determined by the Company based on the following factors:

     (1) The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are less than for a smaller group because of the ability to issue large numbers of Policies with fewer sales contacts.

     (2) The total amount of Premiums to be received will be considered. Per Policy sales expenses are likely to be less on larger Premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company will be considered. Per Policy sales and administrative expenses are likely to be less when there is a prior or existing relationship because of the likelihood of issuing the Policies with fewer sales contacts and less administrative effort.

     (4) There may be other circumstances of which the Company is not presently aware that could result in reduced sales or administrative expenses.

The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. In no event will reduction or elimination of these charges or other Policy provisions be permitted where such reduction or elimination will be unfairly discriminatory to any person.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT -- A death benefit will be paid upon the death of the Insured so long as the Policy is In Effect. The death benefit payable will be reduced by any indebtedness and any due and unpaid charges.

The death benefit under the Policy is payable to the named Beneficiary when the Insured dies. All or part of the death benefit may be paid in cash or applied under one or more of the optional settlement plans.

There are two death benefit options and the amount of death benefit payable under the Policy will depend upon the death benefit option In Effect at the time of the Insured's death. A Policy Owner may elect one of two options to determine the amount of death benefit payable under the Policy. Under Option 1 the death benefit equals the greater of the Specified Amount or the Cash Value multiplied by the applicable corridor percentage. Under Option 2 the death benefit is the greater of the Specified Amount plus the Cash Value or the Cash Value multiplied by a corridor percentage. The Specified Amount and Policy Cash Value will be calculated at the end of the next Valuation Period following the date of death of the Insured.

                              CORRIDOR PERCENTAGES

The Corridor Percentages shown in the following table are based on the Insured's Age.

           AGE               %           AGE           %             AGE            %
         ------             ---          ---          ---            ---           ---
        40 or less          250          55           150            70            115
            41              243          56           146            71            113
            42              236          57           142            72            111
            43              229          58           138            73            109
            44              222          59           134            74            107
            45              215          60           130            75            105
            46              209          61           128            76            105
            47              203          62           126            77            105
            48              197          63           124            78            105
            49              191          64           122           79-90          105
            50              185          65           120            91            104
            51              178          66           119            92            103
            52              171          67           118            93            102
            53              164          68           117            94            101
            54              157          69           116            95+           100

The effect of an increase in Cash Value differs under the two death benefit options. Under either option, both Premium payments and favorable investment results will increase Cash Value. Under Death Benefit Option 1, increased Cash Value will decrease the amount of the Monthly Deductions and, therefore, the amount of additional Premium necessary to keep the Policy In Effect. Under Death Benefit Option 2, increased Cash Value does not reduce the amount of the Monthly Deductions but does increase the death benefit. Under either death benefit option, an increase in Cash Value results in greater amounts being available to the Policy Owner for policy loans or surrenders.

The insurance goals of the Policy Owner determine the appropriate death benefit option. Policy Owners who prefer to have favorable investment results reflected partly in the form of an increased death benefit should choose Option 2. Policy Owners who are satisfied with the amount of their insurance coverage and wish to have favorable investment results and additional Premium reflected to the maximum extent in increasing Cash Values should choose Option 1.

The differences between the death benefit options may be shown graphically as follows:

                     ILLUSTRATIONS OF DEATH BENEFIT OPTIONS

     DEATH BENEFIT OPTION 1 - Pays a death benefit equal to the Specified Amount unless exceeded by the Cash Value multiplied by the Corridor Percentages (as illustrated at Point A).





                                    [GRAPH]

     DEATH BENEFIT OPTION 2 - Pays a death benefit equal to the Specified Amount plus the Policy's Cash Value unless exceeded by the Cash Value multiplied by the Corridor Percentages.






                                    [GRAPH]








CHANGE OF DEATH BENEFIT OPTION -- The Policy Owner may change the death benefit option In Effect by sending the Company a written request. Upon the Company's acceptance, the effective date of the change will be the Monthly Processing Day next following receipt of the request. Such a change may result in a new Specified Amount and may be subject to evidence of insurability satisfactory to the Company before the change will be made.

A change from Option 2 to Option 1 will increase the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period following the effective date of the change. When there is a change from Option 2 to Option 1, the Company may require evidence of insurability.

A change from Option 1 to Option 2 will decrease the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period following the effective date of the change.

A change of death benefit option will change the cost of insurance charge for the duration of the Policy. (See "Charges and Deductions - Deductions from Cash Value.") The mortality charge is the same under both options, but the difference between the death benefit and the Cash Value varies directly with Cash Value under Option 1, but is constant under Option 2 unless the death benefit is derived from the application of the Corridor Percentages.

CHANGE IN THE SPECIFIED AMOUNT -- The Policy Owner may increase or decrease the Specified Amount. Written requests for a change must be received by the Company and any change is subject to the following conditions:

     (1) No changes in the Specified Amount may be made during the first Policy Year.

     (2) The Specified Amount may be changed only one time in any Policy Year.

     (3) The Specified Amount cannot be less than the minimum Specified Amount of $100,000 unless the Company's current administrative rules specify a lower amount.

     (4) DECREASES IN THE SPECIFIED AMOUNT - Any decrease will become effective on the Monthly Processing Day following the date the request is received (see also item (3) above). Decreases in the Specified Amount will be effected on a last-in-first-out basis. That is, for purposes of determining cost of insurance (see "Charges and Deductions Deductions from Cash Value"), a decrease will apply to the Specified Amount provided by the most recent increase, then the next most recent increase successively, then to the initial Specified Amount. The Company will not allow a decrease in the Specified Amount if such decrease causes the Policy to violate the Maximum Premium Limitation. There is no Deferred Sales Charge assessed at the time of a decrease in the Specified Amount.

     (5) INCREASES IN THE SPECIFIED AMOUNT - Any request for an increase must be submitted on a supplemental application. Satisfactory evidence of insurability must be supplied. Any approved increase will become effective on the next Monthly Processing Day following the Company's approval. An increase will not become effective if the Policy's Cash Surrender Value is insufficient to cover the Monthly Deduction for the Policy Month following the increase. When there is an increase in the Specified Amount, the Policy Owner is granted a free-look and exchange privilege. (See "Summary - Free Look Provision" and "The Policy - Right to Exchange the Policy.")

Any change in the Specified Amount will result in a change in the cost of insurance charge because this charge is dependent upon the difference between the Death Benefit In Effect and the Cash Value. (See "Charges and Deductions Deductions from Cash Value" for a discussion of cost of insurance.) (See also "Policy Benefits and Rights Illustrations of Death Benefit Options.")

Any change in the Specified Amount may affect the Premium requirement for the minimum Death Benefit Guarantee.

Increases in the Specified Amount will result in the assessment of a new Full Surrender Charge, unless the increase is due to a change from Death Benefit Option 2 to Death Benefit Option 1 as if a new policy had been issued for that Specified Amount. No increase will be allowed if the Policy does not have sufficient Cash Surrender Value to support the additional Deferred Charges. The Company reserves the right to require the payment of an additional Premium in an amount equal to the First Year Minimum Premium which would be charged based on the then Age and risk class for a newly-issued Policy with a Specified Amount equal to the amount of increase, as a condition following an increase. (See "Charges and Deductions - Deductions from Surrendered Values - Full Surrender Charge." ) Since the cost of insurance varies directly with the difference between the death benefit and the Cash Value of the Policy, an increase in the Specified Amount will generally require higher Premium payments to support the Policy. (See "Premiums - Grace Period.")

For example, assume a 40-year old male non-smoker buys a $100,000 policy and chooses Option 1. Also assume that all Policy charges and deductions are made and that the net investment return after all asset-based charges are deducted is 6% (8.08% gross investment return). The following table shows the effect on Cash Values and Cash Surrender Values under three alternatives: the Specified Amount is not changed; the Specified Amount is increased to $250,000; or the Specified Amount is decreased to $50,000. The changes occur five years after issue.

                           NO CHANGE IN                 INCREASE IN SPECIFIED             DECREASE IN SPECIFIED
                         SPECIFIED AMOUNT                AMOUNT TO $250,000                 AMOUNT TO $50,000
                         ----------------               ---------------------             ---------------------
                                     CASH                             CASH                              CASH
  END OF              CASH         SURRENDER            CASH        SURRENDER            CASH         SURRENDER
POLICY YR.            VALUE          VALUE              VALUE         VALUE              VALUE          VALUE
----------            -----        ---------            -----       ---------            -----        ---------
     5               $ 6,586        $ 6,004           $  6,586      $  6,004            $ 6,586        $ 6,004
     6                 8,105          7,668             10,528         8,932              7,300          6,863
     7                 9,696          9,405             14,663        13,212              8,046          7,755
    10                14,940         14,940             28,328        27,400             10,495         10,495
    20                38,636         38,636             90,775        90,775             21,359         21,359
  Age 65              55,504         55,504            135,742       135,742             28,941         28,941

The Premium paid in all cases is assumed to be equal to the minimum Premium requirement for the Death Benefit Guarantee. This Premium requirement is $1,511 at issue, increases to $4,368 when the Specified Amount increases to $250,000 and decreases to $558 when the Specified Amount decreases to $50,000.

MATURITY BENEFITS -- If the Policy is In Effect on the Maturity Date, the Company will pay the Policy's Cash Value, less any outstanding Policy indebtedness, calculated at the end of the Valuation Period following the Maturity Date. Benefits may be paid in a lump-sum or under any optional settlement plan acceptable to the Company.

CASH VALUE -- Each Policy will have a Cash Value that may change each Valuation Date. Cash Values will be determined at the end of every Valuation Period. The Cash Value of the Policy is equal to the sum of the Subaccount Cash Values and any Cash Value held in the General Account to secure a Policy debt. The Cash Value varies with the investment performance of the underlying Portfolios and with the charges imposed in connection with the Policy. (See "Charges and Deductions.") THERE IS NO GUARANTEED MINIMUM CASH VALUE.

DETERMINATION OF ACCUMULATION UNIT -- The Cash Value for a Subaccount on any Valuation Date is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the value of an Accumulation Unit for the Subaccount. The Subaccount Cash Values will vary with the investment performance of the underlying Portfolios.

For each Subaccount, Net Premiums result in Accumulation Units being credited to the Policy Owner's account. Monthly Deductions and all other charges and fees affecting the Subaccount will result in the cancellation of Accumulation Units from the Subaccount. The number of Accumulation Units credited to or cancelled from the Subaccount is determined by dividing the dollar value of the transaction by the value of an Accumulation Unit for the Subaccount. The Subaccount Cash Value is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of an Accumulation Unit for the Subaccount.

The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1) is the net result of

         (a) the assets of the Subaccount, i.e., the aggregate value of the underlying Eligible Mutual Fund or Portfolio shares held at the end of the Valuation Period; plus or minus

         (b) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the investment operation of the Subaccount (the Company is not currently making a charge for taxes); and

     (2) is the cumulative unpaid charge for the mortality and expense and death benefit guarantee risks; and

     (3) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

PARTIAL SURRENDER -- While the Policy is In Effect, the Policy Owner may request a partial surrender of the Policy upon written request to the Company subject to the following terms and the Surrender Requirements Provision. The Policy Owner may specify from which Subaccount the Cash Value is to be withdrawn. Partial Surrenders will result in the cancellation of Accumulation Units, and unless directed otherwise by the Policy Owner, will be deducted from each applicable Subaccount in the ratio that the Cash Value of each Subaccount bears to the sum of the Subaccount Cash Values.

There is a Partial Surrender Administrative Fee, which is the lesser of 2% of the amount surrendered or $25. There may also be a Partial Surrender Charge (which is a portion of the Full Surrender Charge) assessed as a result of the partial surrender. (See "Charges and Deductions.")

The Cash Value and death benefit will be reduced by the sum of any partial surrenders, Partial Surrender Charges and Partial Surrender Administrative Fees. If the Policy Owner has selected Death Benefit Option 1, the Specified Amount will also be reduced by the sum of any partial surrenders, Partial Surrender Charges, and Partial Surrender Administrative Fees.

The Company reserves the right to limit the number of partial surrenders made in a Policy Year. There is currently no limit.

There may be tax consequences to a partial surrender to the extent that the surrender amount exceeds the Premiums for the Policy. Policy Owners may find it advantageous to obtain a Policy loan if the need for cash is temporary. Policy Owners should consult their own tax adviser. (See "Policy Loans" below.)

FULL SURRENDER -- While the Policy is In Effect, the Policy Owner may completely surrender the Policy for its full Cash Surrender Value upon written request. A full surrender will terminate the Policy.

The full Cash Surrender Value is the Cash Value calculated at the end of the Valuation Period next following the date on which the request for a surrender is received, less any indebtedness against the Policy, and less the applicable surrender charge. The applicable surrender charge is determined by calculating the Full Surrender Charge as of the end of the Valuation Period next following the date on which the request for a surrender is received. (For a complete discussion of Surrender Charges, see "Charges and Deductions.")

SURRENDER REQUIREMENTS -- A request for a partial or full surrender of the Policy is subject to the following: (1) it must be in writing; (2) it must be made during the Insured's lifetime; (3) it must be made prior to the Maturity Date; and (4) it must be made while the Policy is In Effect.

Surrender proceeds will be paid within seven days of the effective date of the surrender unless a Suspension of Payments is in effect. (See "Suspension of Payments.")

POLICY LOANS --

LOAN VALUE OF THE POLICY -- As long as the Policy is In Effect, the Policy Owner may obtain a loan from the Company at any time after the first Policy Anniversary using the Policy as the only security for the loan. Requests for Policy loans must be in writing. The maximum loan amount is 90% of the Cash Value minus the Full Surrender Charge at the end of the Valuation Period during which the loan request is received. The maximum amount that may be borrowed at any time is the maximum loan amount reduced by any outstanding Policy indebtedness. Policy loans will normally be paid within seven days after the Company receives a loan request. Payments may be postponed under situations detailed under "Suspension of Payments."

Generally, a Policy will not be a modified endowment contract. However, if a Policy is a modified endowment contract, loan proceeds may be taxable. (See "Federal Tax Status - Tax Treatment of Loans and Surrenders.")

ALLOCATION OF LOANS -- At the end of the Valuation Period during which the loan becomes effective, a portion of the Policy's Cash Value equal to the amount of the loan will be transferred from the Subaccounts of the Variable Life Account to the Company's General Account. The amount transferred to the General Account does not participate in the investment experience of the Variable Life Account. Any loan interest that is due and unpaid will also be transferred. Such transfers result in the cancellation of Accumulation Units within the Subaccounts of the Variable Life Account. Accumulation Units will be cancelled from each applicable Subaccount in the ratio that the Cash Value of the Subaccounts bears to the sum of the Subaccount Cash Values. The Policy Owner must specify in writing in advance which units are to be cancelled if other than this method is desired.

INTEREST CREDITED -- Cash Value in the General Account will accrue interest daily at an annual rate of 6%. This interest will be credited at the end of each Policy Year and transferred to the Subaccounts of the Variable Life Account in the same manner that Premiums are being allocated to the Subaccounts.

INTEREST CHARGED -- The Company will charge an annual effective interest rate of 8% on all Policy loans. Interest is due at the end of each Policy Year. Unpaid interest will be added to the existing Policy indebtedness and will be charged interest at the same rate.

LAPSE DUE TO LOAN -- Policy indebtedness equals the sum of all outstanding Policy loans and accrued interest thereon. If the Policy indebtedness causes the Cash Surrender Value to equal zero or become negative, and the Death Benefit Guarantee is not in effect, the Company will notify the Policy Owner and any collateral assignee of record. A payment at least equal to the excess of the Policy indebtedness over the Cash Value less any remaining surrender charges must be made to the Company within 61 days from the date notice is sent, or the Policy will lapse and terminate without value. Policy indebtedness will affect the applicability of the Death Benefit Guarantee. (See "Premiums -- Death Benefit Guarantee.")

LOAN REPAYMENT -- Policy indebtedness may be repaid in full or in part at any time while the Policy is In Effect. Outstanding Policy indebtedness is subtracted from death benefit payable on the Insured's death, from the Cash Value upon full cash surrender, and from Cash Value payable at the Maturity Date. During the Valuation Period during which a repayment is made, the Policy's Cash Value in the General Account securing the repaid portion of the Policy loan will be transferred to the Subaccounts of the Variable Life Account in the same manner that Premiums are then being allocated to the Subaccounts. Payments received by the Company will be treated as Premium payments and not as a repayment of an outstanding loan unless directed to the contrary by the Policy Owner.

                             OTHER POLICY PROVISIONS

POLICY OWNER -- The Policy Owner is the Insured, unless otherwise specified in the application. The Policy Owner may exercise all Policy rights and privileges while the Insured is living without the consent of any revocable Beneficiary.

CONTINGENT POLICY OWNER -- The Policy Owner, if not the Insured, may name a Contingent Policy Owner. If the Policy Owner dies before the Insured, the Contingent Policy Owner named in the application will become the Policy Owner and will possess all rights of a Policy Owner. If the Contingent Policy Owner is deceased, or if no Contingent Policy Owner has been named at the death of the Policy Owner, ownership passes to the Policy Owner's estate.

CHANGE OF POLICY OWNER OR CONTINGENT POLICY OWNER -- The Policy Owner may change the Policy Owner or the Contingent Policy Owner. The change requires satisfactory written notice to the Company. After the Company records it, the change is effective on the date of the signed notice. The Insured does not have to be living when the Company records a change of Policy Owner for it to be effective. The Policy Owner does not have to be living when the Company records a change of Contingent Policy Owner for it to be effective. The Company will not be responsible for any payment made or other action taken before any change is recorded.

ASSIGNMENT -- The Policy Owner may assign the Policy as collateral. The Company is not responsible for the validity or effect of any collateral assignment. The interest of any revocable Beneficiary will be subject to the terms of the assignment. The Company will not be responsible for knowledge of any assignment until the written notice has been recorded.

BENEFICIARY -- The Beneficiary is named in the application. If there is no Beneficiary at the time of the Insured's death, the Company will pay the death benefit to the Policy Owner or the Policy Owner's estate. If any Beneficiary dies at the same time or within 10 days of the Insured, the death benefit will be paid as though the Beneficiary died before the Insured.

CHANGE OF BENEFICIARY -- The Policy Owner may change the Beneficiary. The change requires satisfactory written notice to the Company. Once the Company records the change, it becomes effective from the date the written notice was signed. The Insured does not have to be living at the time the Company records the change for it to be effective. The Company will not be responsible for any payment made or other action taken before the change has been recorded.

INCONTESTABILITY -- Except for failure to pay Premiums, the Company will not contest the validity of the Policy after it has been In Effect during the Insured's lifetime for two years from the Policy Date. This will not apply to any riders attached to the Policy. Any increase in the Specified Amount after the Policy Date will be incontestable only after such increase has been In Effect during the Insured's lifetime for two years following the effective date of such increase.

MISSTATEMENT OF AGE OR SEX -- If the Insured's age or sex has been misstated in an application, the Policy proceeds will be adjusted by the difference between the Monthly Deductions actually deducted and the Monthly Deductions which would have been deducted at the correct age and sex. The adjustment will be accumulated based on investment returns that were credited to the Cash Value.

NO DIVIDENDS -- The Policy is a nonparticipating Policy. It does not pay dividends and will not share in the Company's profits or surplus.

OPTIONAL SETTLEMENT PLANS -- Any proceeds payable under this Policy will be paid in one lump sum unless an Optional Settlement Plan is chosen. While the Insured is living, the Policy Owner may request one of the plans. If no plan has been requested prior to the Insured's death, the Beneficiary may request a plan. The request requires satisfactory written notice to the Company. Upon the Company's acceptance, the request is effective from the date the notice was signed. The Company will not be responsible for any payment made or other action taken before the request has been recorded by the Company.

The Policy proceeds payable upon settlement of the Policy may be made under one of the following plans or any other plan acceptable to the Company.

     PLAN 1. PROCEEDS HELD AT INTEREST. The Company will hold the Policy proceeds and make payments at the times and in the amounts agreed upon, as long as the Policy remains In Effect. The Company will credit the Policy proceeds held with an annual effective interest rate of at least 4%. When the payee dies, any remaining Policy proceeds will be paid to his or her estate, unless otherwise specified.

     PLAN 2. LIFETIME PAYMENTS WITH A GUARANTEE. The Company will make monthly payments for as long as the payee lives. A guaranteed number of payments may be chosen. If the payee dies before the guaranteed number of payments has been made, the Company will continue the payments until the guaranteed number of payments has been made.

                             SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone any payment under the Policy when:

     (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;

     (2) trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Life Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Life Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders;

provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (2) and (3) exist.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in these laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of any changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for the purposes of the Code. The Company believes that the Policy qualifies as a "life insurance contract" under Section 7702. However, the Company does not guarantee the tax status of the Policy. Purchasers bear the complete risk that the Policy may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax adviser. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION -- The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Life Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION -- Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Policy Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policy meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable life insurance policies such as the Policy. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Eligible Mutual Funds underlying the Policy will be managed by the investment adviser(s) for the Eligible Mutual Funds so as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy Owner control of the investments of the Variable Life Account will cause the Policy Owner to be treated as the owner of the assets of the Variable Life Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Policy Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Policy Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Policy Owner to be considered the owner of the assets of the Variable Life Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Policy Owner being retroactively determined to be the owner of the assets of the Variable Life Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY -- The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While every attempt has been made by the Company to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Policy Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

POLICY PROCEEDS -- The tax treatment accorded to loan proceeds and/or surrender payments from the Policy will depend on whether the Policy is considered to be a modified endowment contract. (See "Tax Treatment of Loans and Surrenders.") Otherwise the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Cash Value or Cash Surrender Value, including increments thereon, under a Policy until actual surrender thereof, or borrowing if a "modified endowment contract." (See below.)

If the Policy death proceeds are held by the Company at interest, any interest credited will be includable in the taxable income for the Beneficiary for the year in which the interest is credited. If the Policy death proceeds are paid under the Lifetime Payments with a Guarantee plan, the payments will be prorated between the amount attributable to the death benefit which will be excludable from the Beneficiary's income and the amount attributable to interest which will be includable in the Beneficiary's income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS -- Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988, and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first 7 Policy Years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any policy received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. However, an exchange under
Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy.

If a Policy is a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in-first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply to any distribution (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

If a Policy is not classified as a modified endowment contract, then any surrenders will be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first 15 years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loan from a Policy that is not classified as a modified endowment contract will be treated as indebtedness of the Policy Owner and not as a distribution. Upon complete surrender or when maturity benefits are paid, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on a loan under a Policy covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy Owners should seek competent advice on the tax consequences of taking loans, distributions,surrendering any Policy, exchanging or making any material modifications to their Policy.

MULTIPLE POLICIES -- The 1988 Act further provides that multiple modified endowment contracts that are issued within a calendar year period to the same Policy Owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS -- An assignment or pledge of the Policy may be a taxable event. Policy Owners should consult a competent tax adviser before assigning or pledging their Policy.

QUALIFIED PLANS -- The Policy may be used in conjunction with certain qualified retirement plans. Because the rules governing such use are complex, a purchaser should consult with a competent pension consultant.

                       VARIABLE LIFE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Eligible Mutual Funds held in the Variable Life Account at special meetings of the shareholders of the Eligible Mutual Funds in accordance with instructions received from persons having a voting interest in the Variable Life Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares which it owns in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Eligible Mutual Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the Beneficiary) in the Eligible Mutual Funds will be determined as follows: Policy Owners may cast one vote for each $100 of Cash Value of the Policy allocated to the Subaccount on the record date for the shareholder meeting of the Fund. Fractional votes are counted. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Variable Life Account to the General Account in connection with the loan will not be considered in determining the voting interests of the Policy Owner.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to the meeting of the Eligible Mutual Fund. Voting instructions will be solicited by written communication at least 14 days prior to such meeting.

Each person having a voting interest in the Variable Life Account will receive periodic reports relating to the Eligible Mutual Fund in which he or she has an interest, proxy material, and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Life Account corresponding to his or her interest in the Variable Life Account.

Shares of the Trust are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies (the "Life Companies") which may or may not be affiliated. Shares of the Balanced Portfolio of the Trust are also offered directly to qualified pension and retirement plans ("Qualified Plans"). The shares of the Trust are purchased and redeemed at net asset value. The Trust does not foresee any disadvantage to Policy Owners arising out of the fact that the Trust offers its shares for products offered by Life Companies which are not affiliated or that it offers its shares to Qualified Plans. Nevertheless, the Boards of Trustees of the Trust and Managers' Trust intend to monitor events in order to identify any material irreconcilable conflict which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw their investment in the Trust. This might force Managers' Trust to sell portfolio securities at disadvantageous prices.

DISREGARD OF VOTING INSTRUCTIONS -- The Company may, when required to do so by state insurance authorities, vote shares of the Eligible Mutual Fund without regard to instructions from Policy Owners if such instructions would require such shares to be voted to cause the Eligible Mutual Fund to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Eligible Mutual Fund. The Company may also disapprove changes in the investment policy initiated by the Policy Owners or directors or trustees of the Eligible Mutual Fund, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state law or the change would not be consistent with the investment objective of the Eligible Mutual Fund or which varies from the general quality and nature of investments and investment techniques used by other Eligible Mutual Funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to the Policy Owners.

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

The Directors and Officers of the Company and their principal occupations are as follows:

            NAME                              PRINCIPAL OCCUPATION
            ----                              --------------------

Dale R. Schuh                 Chairman of the Board,  Director and President of
                              the Company.  Mr. Schuh is Chief  Executive
                              Officer and President of SIAMCO.

Richard A. Huseby             Vice  President of the Company.  Mr. Huseby is
                              Vice  President of Life,  Health,  Annuity and
                              Pension Operations of SIAMCO.

Glen E. Scott, Jr.            Vice President of the Company. Mr. Scott is Vice
                              President - Sales of SIAMCO.

William M. O'Reilly           Secretary and a Director of the Company. Mr.
                              O'Reilly is Vice President,  General Counsel and
                              Corporate Secretary of SIAMCO.

William D. Lohr               Treasurer  and a Director of the Company. Mr. Lohr
                              is Vice President and Treasurer of SIAMCO.

Steven R. Boehlke             A Director of the Company. Mr. Boehlke is Vice
                              President of SIAMCO.

Janet L. Fagan                A Director of the Company. Ms. Fagan is Vice
                              President and Chief Actuary of SIAMCO.


                           DISTRIBUTION OF THE POLICY

Sentry Equity Services, Inc. ("SESI"), a wholly-owned subsidiary of SIAMCO, serves as principal underwriter of the Policy. The Policy is sold by individuals who, in addition to being licensed as life insurance agents for the Company, are also NASD registered representatives for SESI or broker-dealers who have entered into written sales agreements with SESI.

Agents are compensated for sales of the Policy on a commission and service fee basis by SESI. The Company reimburses SESI for such compensation and for other direct and indirect expenses actually incurred in connection with marketing and selling the Policy. These expenses include field management compensation, deferred compensation and insurance benefits of writing agents and field management, advertising and promotion.

Where the Insured is over age 25 the registered representatives will generally receive a first year commission of no more than 55% of the first year Premium. Where the Insured is less than age 25 the first year commission may be higher but in any case will not exceed 80% of the first year Premium. Renewal year commissions paid to registered representatives will not exceed 2.25% of renewal Premium. The registered representative may also receive a service fee which will not exceed .30% of the Cash Value of the Policies attributable to the representative. Representatives who meet certain production and persistency requirements may be eligible for additional compensation.

The Policy may also be sold through other broker-dealers authorized by applicable law and SESI.

                      OTHER POLICIES ISSUED BY THE COMPANY

The Company may, from time to time, offer other policies which may be similar to the Policy offered herein.


                                STATE REGULATION

The Company is subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's Policy liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.


                                REPORTS TO OWNERS

Policy Owners will receive confirmation of the following transactions:receipt of any premiums (except premiums received before the Policy Issue Date and those received via an automatic premium payment plan); any change of allocation of premiums; any transfer between Subaccounts; any loan, interest repayment, or loan repayment; any partial surrenders; or any return of premium necessary to comply with applicable maximum premium limitations. Policy Owners choosing an automatic premium payment plan will receive an annual statement showing the dates and amounts of premiums paid. Upon request, Policy Owners will be entitled to a receipt for any premium payment. Policy Owners will also receive confirmation of the following transactions within seven days: exercise of the free-look privilege; an exchange of the Policy; full surrender of the Policy; and payment of the death benefit under the Policy.

Within 30 days after each Policy Anniversary, an annual statement will be sent to Policy Owners. The statement will show the current amount of death benefits payable under the Policy, the current Cash Value, the current Cash Surrender Value and current Policy indebtedness. The statement will also show premiums paid and all charges deducted during the Policy Year and will show all transactions previously confirmed. The Company will also send to Policy Owners annual and semi-annual reports of the Variable Life Account.


                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Life Account or the principal underwriter is a party. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not of material importance in relation to the total capital and surplus of the Company.


                                     EXPERTS

The statutory financial statements of the Company as of December 31, 1997 and 1996, and for the years then ended, and the financial statements of the Variable Life Account as of December 31, 1997, and for each of the three years in the period then ended, included in this Prospectus and the Registration Statement have been audited by Coopers & Lybrand L.L.P., 203 North LaSalle Street, Chicago, Illinois, independent accountants, whose reports appear herein and have been included in reliance on their authority as experts in accounting and auditing.


                                 LEGAL OPINIONS

Legal matters in connection with the Policy described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy.

The most current financial statements of the Company are those as of the end of the most recent fiscal year. The Company does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policyholders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, the Company represents that there have been no adverse changes in the financial condition or operations of the Company between the end of the most current fiscal year and the date of this Prospectus.

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
                     FOR THE YEARS ENDED 1997, 1996 AND 1995

                         [COOPERS & LYBRAND LETTERHEAD]


                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

We have audited the accompanying statement of assets and liabilities of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Life Account I as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of Sentry Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Life Account I as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.


Chicago, Illinois
February 11, 1998

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS:
Investments at market value:

   Neuberger & Berman Advisers Management Trust:

     Liquid Asset Portfolio, 150,455
       shares (cost $150,455)                                         $  150,455

     Growth Portfolio, 136,593
       shares (cost $3,381,329)                                        4,171,506

     Limited Maturity Bond Portfolio, 11,618
       shares (cost $160,688)                                            164,081

     Balanced Portfolio, 66,995
       shares (cost $1,065,247)                                        1,192,521
                                                                      ----------
       Total investments                                               5,678,563

Dividends receivable                                                         598
                                                                      ----------
       Total assets                                                    5,679,161

LIABILITIES:

Accrued expenses                                                           1,715
                                                                      ----------
NET ASSETS                                                            $5,677,446
                                                                      ==========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                           SUB-ACCOUNTS INVESTING IN:

                                                  LIQUID ASSET                               GROWTH
                                                    PORTFOLIO                               PORTFOLIO
                                        --------------------------------      -------------------------------------
                                          1997          1996       1995          1997         1996            1995
                                          ----          ----       ----          ----         ----            ----
Income:
   Dividends                           $ 10,121     $  9,580    $  9,124    $       --    $      997     $    4,390

Expenses:
   Risk charges                           2,305        2,288       1,940        37,804        29,155         23,650
                                       --------     --------    --------    ----------    ----------     ----------

Net investment income (loss)              7,816        7,292       7,184       (37,804)      (28,158)       (19,260)
                                       --------     --------    --------    ----------    ----------     ----------

Realized net investment gain (loss)          --           --          --       143,719        48,754         46,745

Unrealized appreciation
(depreciation), net                          --           --          --       478,813       (44,382)       473,452

Capital gain distributions received          --           --          --       264,588       233,304         58,834
                                       --------     --------    --------    ----------    ----------     ----------
Realized and unrealized gain (loss)
   on investments and capital
   gain distributions, net                   --           --                   887,120       237,676        579,031
                                       --------     --------    --------    ----------    ----------     ----------
Net increase in net assets
   from operations                        7,816        7,292       7,184       849,316       209,518        559,771
                                       --------     --------    --------    ----------    ----------     ----------
Purchase payments                       447,087       96,463      90,888       698,213       549,845        478,225

Transfers between subaccounts,
net                                    (427,134)     (59,472)    (54,134)      304,525        56,399         62,754

Withdrawals and surrenders              (80,269)     (32,192)     (1,034)     (375,499)     (184,653)      (116,440)

Monthly deductions                      (16,117)     (13,163)    (12,109)     (250,870)     (217,320)      (183,791)

Policy loans                                (60)        (709)        (31)      (32,746)      (10,421)       (37,216)
                                       --------     --------    --------    ----------    ----------     ----------

Net increase (decrease) in net
  assets derived from
  principal transactions                (76,493)      (9,073)     23,580       343,623       193,850        203,532
                                       --------     --------    --------    ----------    ----------     ----------
Total increase (decrease)
in net assets                           (68,677)      (1,781)     30,764     1,192,939       403,368        763,303

Net assets at beginning of
year                                    219,666      221,447     190,683     2,978,276     2,574,908      1,811,605
                                       --------     --------    --------    ----------    ----------     ----------
Net assets at end of
year                                   $150,989     $219,666    $221,447    $4,171,215    $2,978,276     $2,574,908
                                       ========     ========    ========    ==========    ==========     ==========


    The accompanying notes are an integral part of these financial statements

           LIMITED MATURITY                           BALANCED
            BOND PORTFOLIO                            PORTFOLIO                                    TOTAL
------------------------------------------------------------------------------------------------------------------------
    1997         1996         1995           1997         1996         1995         1997            1996          1995
    ----         ----         ----           ----         ----         ----         ----            ----          ----
 $  8,980    $  15,386    $   9,541     $   16,109    $  18,652    $  11,714    $   35,210     $   44,615     $   34,769


    1,647        1,797        1,908         10,422        8,680        7,621        52,178         41,920         35,119
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

    7,333       13,589        7,633          5,687        9,972        4,093       (16,968)         2,695           (350)
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

   (1,219)      (2,558)       1,206         15,467        8,235       19,996       157,967         54,431         67,947

    2,465       (6,306)       8,032        100,185      (76,957)     114,203       581,463       (127,645)       595,687

       --           --           --         41,345      103,719        3,765       305,933        337,023         62,599
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

    1,246       (8,864)       9,238        156,997       34,997      137,964     1,045,363        263,809        726,233
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

    8,579        4,725       16,871        162,684       44,969      142,057     1,028,395        266,504        725,883
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

   20,154       25,849       27,036        176,611      142,335      161,567     1,342,065        814,492        757,716

      793       (9,331)      (3,276)       121,816       12,404       (5,344)           --             --             --

   (7,924)     (37,994)     (12,119)       (19,038)     (59,749)     (29,762)     (482,730)      (314,588)      (159,355)

  (11,054)     (12,163)     (13,030)       (93,257)     (83,683)     (81,053)     (371,298)      (326,329)      (289,983)

    1,987         (306)      (3,029)          (219)      (6,732)      (1,715)      (31,038)       (18,168)       (41,991)
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------

    3,956      (33,945)      (4,418)       185,913        4,575       43,693       456,999        155,407        266,387
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------
   12,535      (29,220)      12,453        348,597       49,544      185,750     1,485,394        421,911        992,270

  150,962      180,182      167,729        843,148      793,604      607,854     4,192,052      3,770,141      2,777,871
 --------    ---------    ---------     ----------    ---------    ---------    ----------     ----------     ----------
 $163,497    $ 150,962    $ 180,182     $1,191,745    $ 843,148    $ 793,604    $5,677,446     $4,192,052     $3,770,141
 ========    =========    =========     ==========    =========    =========    ==========     ==========     ==========

                        SENTRY LIFE INSURANCE COMPANY
                        SENTRY VARIABLE LIFE ACCOUNT I
                        NOTES TO FINANCIAL STATEMENTS
                       DECEMBER 31, 1997, 1996 AND 1995

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997, 1996 AND 1995

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

   The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   Valuation of Investments

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase contract owners' equity are not taxed.

3. EXPENSES

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,715 at December 31, 1997.

   At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

                        SENTRY LIFE INSURANCE COMPANY
                        SENTRY VARIABLE LIFE ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.


4. NET ASSETS

   Net Assets are represented by accumulation units in the related Variable Life Account.

   At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        ------------           -----
           Liquid Asset Portfolio                          9,691          $   15.58           $  150,989
           Growth Portfolio                              143,731              29.02            4,171,215
           Limited Maturity Bond Portfolio                 9,339              17.51              163,497
           Balanced Portfolio                             57,188              20.84            1,191,745
                                                                                              ----------
              Total contract owners' equity                                                   $5,677,446
                                                                                              ==========

 At December 31, 1997 significant concentrations of ownership were as follows:

                                                        NUMBER OF
                                                     CONTRACT OWNERS            PERCENTAGE OWNED
                                                     ---------------            ----------------
           Liquid Asset Portfolio                           2                         34.1
           Limited Maturity Bond Portfolio                  1                         27.2

   At December 31, 1996 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        -------------          -----
           Liquid Asset Portfolio                          14,611         $   15.03           $  219,666
           Growth Portfolio                               131,013             22.73            2,978,276
           Limited Maturity Bond Portfolio                 19,110             16.57              150,962
           Balanced Portfolio                              47,830             17.63              843,148
                                                                                              ----------
              Total contract owners' equity                                                   $4,192,052
                                                                                              ==========

   At December 31, 1995 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      ------------        -------------          -----
           Liquid Asset Portfolio                          15,235         $   14.54           $  221,447
           Growth Portfolio                               122,318             21.05            2,574,908
           Limited Maturity Bond Portfolio                 11,223             16.05              180,182
           Balanced Portfolio                              47,615             16.67              793,604
                                                                                              ----------
              Total contract owners' equity                                                   $3,770,141
                                                                                              ==========

                        SENTRY LIFE INSURANCE COMPANY
                        SENTRY VARIABLE LIFE ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. PURCHASES AND SALES OF SECURITIES

   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------       ---------         -----
   Purchases                 $501,151        $1,310,732          $ 32,033           $401,858       $2,245,774
   Proceeds on sales          570,324           740,521            21,099            168,491        1,500,435


   In 1996, purchases and proceeds on sales of the Trust's shares aggregated $1,368,190 and $872,040, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------       ---------         -----
   Purchases                 $153,780         $889,149           $ 44,216           $281,045       $1,368,190
   Proceeds on sales          155,168          489,998             63,774            163,100          872,040


   In 1995, purchases and proceeds on sales of the Trust's shares aggregated $1,062,251 and $733,637, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           ------------       ---------      ----------------       ---------         -----
   Purchases                 $141,210         $663,423           $ 48,185           $209,433       $1,062,251
   Proceeds on sales          110,647          420,666             45,063            157,261          733,637

                          SENTRY LIFE INSURANCE COMPANY
            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1997 AND 1996

                        [COOPERS & LYBRAND LETTERHEAD]


                      REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the state of Wisconsin, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the state of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of assets and liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.




Coopers & Lybrand L.L.P.

Chicago, Illinois
February 13, 1998

                          SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1997 AND 1996

                           --------------------------

ASSETS                                                                             1997                  1996
------                                                                             ----                  ----
Investments:
   Bonds   .................................................................. $1,103,011,418     $ 1,055,154,229
   Investments in subsidiaries...............................................      9,817,647           9,600,499
   Mortgage loans............................................................         68,657             150,967
   Policy loans..............................................................     25,020,637          25,389,248
   Cash and short-term investments...........................................     20,636,124          28,736,493
                                                                              --------------     ---------------
           Total investments ................................................  1,158,554,483       1,119,031,436
Accrued investment income....................................................     18,231,430          17,006,071
Premiums deferred and uncollected............................................      4,377,983           4,233,837
Due from affiliates..........................................................      3,008,778          11,382,247
Other assets.................................................................      6,099,831           2,749,335
Assets held in separate accounts.............................................    533,613,785         433,345,943
                                                                              --------------     ---------------
           Total admitted assets............................................. $1,723,886,290     $ 1,587,748,869
                                                                              ==============     ===============

LIABILITIES
-----------
Future policy benefits:
   Life...................................................................... $  250,618,823      $  249,630,411
   Accident and health.......................................................     14,967,065           8,169,020
   Annuity ..................................................................    138,902,775         140,074,886
Policy and contract claims...................................................      4,720,182           3,951,309
Premium and other deposit funds..............................................    604,285,476         596,529,186
Other policyholder funds.....................................................     26,118,724          10,334,943
Accounts payable and other liabilities.......................................      3,477,182           3,061,854
Federal income taxes accrued.................................................     11,555,703          10,908,272
Asset valuation reserve......................................................      5,264,578          11,457,217
Interest maintenance reserve.................................................      6,175,922           6,722,122
Liabilities related to separate accounts.....................................    528,643,523         433,660,043
                                                                              --------------     ---------------
           Total liabilities................................................. $1,594,729,953     $ 1,473,499,263
                                                                              ==============     ===============

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized 400,000 shares; issued
   and outstanding 316,178 shares in 1997 and 1996...........................      3,161,780           3,161,780
Paid-in surplus..............................................................     43,719,081          43,719,081
Earned surplus, unappropriated...............................................     82,275,476          67,368,745
                                                                              --------------     ---------------
           Total capital stock and surplus...................................    129,156,337         114,249,606
                                                                              --------------     ---------------

           Total liabilities, capital stock and surplus...................... $1,723,886,290     $ 1,587,748,869
                                                                              ==============     ===============















 The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                            ----------------------

                                                                                     1997          1996
                                                                                     ----          ----
Premiums and other income:
   Premiums and annuity considerations ......................................  $  74,408,562   $ 70,779,015
   Other fund deposits ......................................................     52,574,356     53,285,412
   Commissions and expense allowances on
      reinsurance ceded .....................................................     18,912,935     28,309,773
   Net investment income ....................................................     91,589,939     90,382,873
   Other income .............................................................      8,512,462      7,721,815
                                                                               -------------   ------------
           Total premiums and other income ..................................    245,998,254    250,478,888
                                                                               -------------   ------------

Benefits and expenses:
   Policyholder benefits and fund withdrawals ...............................    188,108,969    153,162,041
   Increase in future life policy benefits
      and other reserves ....................................................      7,695,811        648,550
   Commissions ..............................................................     10,638,144     16,144,524
   Other expenses ...........................................................     30,477,161     34,145,149
   Transfers to (from) separate accounts, net ...............................    (16,336,976)    16,984,014
                                                                               -------------   ------------
           Total benefits and expenses ......................................    220,553,109    221,084,278
                                                                               -------------   ------------

Income before federal income tax expense
   and net realized losses on investments ...................................     25,445,145     29,394,610

           Federal income tax expense, less tax on net realized
             losses and transfers to the IMR ................................      9,177,337      9,381,864
                                                                               -------------   ------------
Income before net realized losses on investments ............................     16,267,808     20,012,746

           Net realized losses on investments ...............................        272,063        151,872
                                                                               -------------   ------------
Net income ..................................................................  $  15,995,745   $ 19,860,874
                                                                               =============   ============



 The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                          -------------------------

                                                        1997             1996
                                                        ----             ----

Capital stock, beginning and end of year .......  $   3,161,780   $   3,161,780
                                                  -------------   -------------
Paid-in surplus, beginning and end of year .....     43,719,081      43,719,081
                                                  -------------   -------------
Earned surplus,  unappropriated:
   Balance at beginning of year ................     67,368,745      55,982,007
   Net income ..................................     15,995,745      19,860,874
   Change in non-admitted assets ...............          1,850           9,224
   Change in liability for reinsurance .........           (650)              -
   Change in asset valuation reserve ...........      6,192,639        (109,926)
   Dividend to stockholder .....................     (7,500,000)     (8,000,000)
   Change in net unrealized gains on investments        217,147        (373,434)
                                                  -------------   -------------
   Balance at end of year ......................     82,275,476      67,368,745
                                                  -------------   -------------
           Total capital stock and surplus .....  $ 129,156,337   $ 114,249,606
                                                  =============   =============



 The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                          --------------------------

                                                                                               1997            1996
                                                                                               ----            ----

Premiums and annuity considerations ...................................................  $  74,046,843   $  70,913,344
Other fund deposits ...................................................................     52,574,356      53,285,412
Other premiums, considerations and deposits ...........................................        170,518         260,805
Allowances and reserve adjustments received on
   reinsurance ceded ..................................................................     25,981,339      30,458,213
Investment income received (excluding realized gains
   and losses and net of investment expenses) .........................................     88,152,129      87,375,424
Other income received .................................................................      8,341,944       7,443,291
Life and accident and health claims paid ..............................................    (24,600,136)    (21,418,597)
Surrender benefits ....................................................................    (99,192,578)    (85,880,726)
Other benefits to policyholders paid ..................................................    (46,821,006)    (45,644,421)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes) ...................................................    (41,375,759)    (50,351,320)
Net transfers from (to) separate accounts .............................................     16,364,694     (16,899,050)
Cash in receivable status from separate accounts ......................................     (4,318,844)              -
Changes in asset charges receivable ...................................................          6,765               -
Dividends to policyholders paid .......................................................       (316,156)       (322,084)
Federal income taxes paid .............................................................     (9,002,003)     (8,474,783)
Net decrease in policy loans ..........................................................        368,610         643,281
                                                                                         -------------   -------------
   Net cash from operations ...........................................................     40,380,717      21,388,789
                                                                                         -------------   -------------

Proceeds from investments sold, matured, or repaid:
   Bonds ..............................................................................    101,049,805     122,548,892
   Mortgage loans .....................................................................         82,308         115,725
   Tax on net capital gains ...........................................................       (105,566)         52,062
                                                                                         -------------   -------------
           Total investment proceeds ..................................................    101,026,547     122,716,679
                                                                                         -------------   -------------
Other cash provided....................................................................     10,746,586       1,288,793
                                                                                         -------------   -------------
           Total cash provided ........................................................    152,153,851     145,394,261
                                                                                         -------------   -------------
Cost of investments acquired:
   Bonds ..............................................................................    146,935,141     124,810,078
           Total investments acquired .................................................    146,935,141     124,810,078
                                                                                         -------------   -------------
Other cash applied:
   Dividend to stockholder ............................................................      7,500,000       8,000,000
   Other applications, net ............................................................      5,819,079       8,359,537
                                                                                         -------------   -------------
           Total cash applied .........................................................    160,254,220     141,169,615
                                                                                         -------------   -------------
           Net change in cash and short-term investments...............................     (8,100,369)      4,224,646

Cash and short-term investments:
   Beginning of year ..................................................................     28,736,493      24,511,847
                                                                                         -------------   -------------
   End of year ........................................................................  $  20,636,124   $  28,736,493
                                                                                         =============   =============



 The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                 NOTES TO STATURORY-BASIS FINANCIAL STATEMENTS
                               ------------------

(1)   BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

      The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners
      (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

      The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      SIGNIFICANT STATUTORY ACCOUNTING POLICIES

      A.   INVESTMENT SECURITIES

           Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances, plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

           Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

      B. SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

           The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


      C.   NON-ADMITTED ASSETS


           For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

           Non-admitted assets totaled $322 and $2,172 at December 31, 1997 and 1996, respectively.

      D.   POLICY BENEFITS

           Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

           Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%.

           Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables, and various interest rates.

           Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

           GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

      E.   INTEREST MAINTENANCE RESERVE (IMR)

           Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

      F.   ASSET VALUATION RESERVE (AVR)

           The AVR mitigates fluctuations in the values of invested assets including bonds and mortgage loans. The AVR is recorded as a liability and changes are charged or credited directly to earned surplus. For GAAP purposes, a valuation allowance is established on an individual asset basis for those securities whose cost exceeds market value and the decline is other than temporary.

      G.   REVENUE AND EXPENSE RECOGNITION

           Premiums for traditional life insurance policies and limited-payment contracts are taken into income over the premium paying periods of the policies. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

           As the Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $31,900,482 and $34,859,721 for 1997 and 1996, respectively, under this allocation agreement.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


      H.   ACQUISITION COSTS

           Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

      I.   FEDERAL INCOME TAX

           The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

      J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

           The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

           In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAICpolicy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

      K.   RECLASSIFICATION

           Certain items in prior years' financial statements have been reclassified to conform with the 1997 presentation.

(2)   INVESTMENT

      The book value and estimated market value of bonds are as follows:

                                                   GROSS         GROSS         ESTIMATED
                                      BOOK       UNREALIZED    UNREALIZED       MARKET
AT DECEMBER 31, 1997                  VALUE        GAINS         LOSSES          VALUE
                                      -----      ----------    ----------      ---------
US Treasury securities and
   obligations of US Government
   corporations and agencies     $   51,872,626  $ 3,446,572  $      (609)  $   55,318,589

Obligations of states and
   political subdivisions               439,817       99,564            0          539,381

Corporate securities                757,760,027   60,329,883   (1,178,355)     816,911,555

Mortgage-backed securities          292,938,948   22,571,116     (553,953)     314,956,111
                                 --------------  -----------  -----------   --------------
   Total                         $1,103,011,418  $86,447,135  $(1,732,917)  $1,187,725,636
                                 ==============  ===========  ===========   ==============

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


                                                    GROSS        GROSS         ESTIMATED
                                      BOOK        UNREALIZED   UNREALIZED        MARKET
AT DECEMBER 31, 1996                  VALUE         GAINS        LOSSES          VALUE
                                      -----       ----------   ----------      ---------
US Treasury securities and
   obligations of US Government
   corporations and agencies     $   53,916,579  $ 2,167,247  $  (369,858)  $   55,713,967
Obligations of states and
   political subdivisions               437,987       55,839            0          493,826
Corporate securities                691,186,142   30,898,142   (7,126,855)     714,957,429
Mortgage-backed securities          309,613,521   14,702,270   (1,366,354)     322,949,437
                                 --------------  -----------  -----------   --------------
   Total                         $1,055,154,229  $47,823,497  $(8,863,067)  $1,094,114,659
                                 ==============  ===========  ===========   ==============


Book value and estimated market value of bonds at December 31, 1997, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                            ESTIMATED
                                              BOOK            MARKET
                                              VALUE           VALUE
                                              -----         ---------
Due in one year or less                 $    7,172,153  $    7,281,006
Due after one year through five years       55,963,265      59,146,784
Due after five years through ten years     153,794,879     162,160,043
Due after ten years                        593,142,173     644,181,692
                                        --------------  --------------
    Subtotal                               810,072,470     872,769,525
Mortgage-backed securities                 292,938,948     314,956,111
                                        --------------  --------------
    Total                               $1,103,011,418  $1,187,725,636
                                        ==============  ==============

The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1997 is summarized as follows:

                  Aaa                                   32%
                  Aa                                     6%
                  A                                     38%
                  Baa                                   22%
                  Ba & below and not rated               2%
                                                       ---
                                                       100%

Generally, bonds with ratings Baa and above are considered to be investment grade.

Proceeds from sales of bonds during 1997 and 1996, including maturities and calls, were $101,049,805 and $122,548,892, respectively. In 1997 and 1996, respectively, gross gains of $1,525,602 and $1,339,605, and gross losses of $652,460 and $2,589,270 were realized on these sales before transfer to the IMR liability.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


      At December 31, 1997 and 1996, investments carried at $4,384,747 and $4,470,358, respectively, were on deposit with various governmental agencies as required by law.

(3)   UNCONSOLIDATED SUBSIDIARIES

      The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1997 and 1996. Condensed financial information regarding SLONY is shown as follows:

                                          SLONY
                               ------------------------
                                    1997        1996
                               -----------  -----------
Investments                    $35,406,623  $35,216,814
Total assets                    38,955,256   38,474,106
Policy reserves and benefits    19,699,749   20,136,829
Total liabilities               29,137,609   28,873,607
Statutory capital and surplus    9,817,647    9,600,499
Premium income                   8,331,937   10,696,198
Net investment income            2,783,625    2,917,728
Benefits and expenses            9,917,561   12,945,335
Net income                         764,439      716,983

(4)   NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

      Sources of net investment income for 1997 and 1996 are as follows:

                                        1997         1996
                                    -----------  -----------
Dividends received from affiliates  $   750,000  $   800,000
Interest:
    Bonds                            87,232,271   86,148,877
    Short-term investments            1,124,220      908,456
    Other investments                 1,763,787    1,782,534
    Amortization of IMR               1,113,741    1,220,848
                                    -----------  -----------
         Gross investment income     91,984,019   90,860,715
Investment expense                      394,081      477,842
                                    -----------  -----------
         Net investment income      $91,589,939  $90,382,873
                                    ===========  ===========

      The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                         REALIZED                       UNREALIZED
                                 -----------------------       ------------------------
                                    1997          1996            1997          1996
                                 ---------   -----------       ---------   ------------
Bonds                            $ 873,142   $(1,249,665)              -              -
Stocks                                   -       178,648               -       (171,136)
Less deferred realized (gains)
  losses                          (873,142)    1,249,665               -              -
Common stock of
  consolidated subsidiaries                                      217,147       (202,067)
Less related federal income tax   (272,063)     (330,520)
                                 ---------   -----------       ---------   ------------
                                 $(272,063)  $  (151,872)      $ 217,147   $   (373,434)
                                 =========   ===========       =========   ============

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


(5)   INCOME TAXES

      Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:

                                                            1997          1996
                                                       -----------   ------------
 Federal income tax calculated at statutory rate
     of 35% of income before federal income taxes and
     net realized gains on investments                 $ 8,905,800   $ 10,288,113
 Changes in liability for dividends                    $         -   $    864,932
 Accrual of bond discount                              $  (633,561)  $   (891,625)
 Adjustment for deferred acquisition costs             $    12,178   $    (14,741)
 Dividends received from subsidiaries                  $  (262,500)  $   (280,000)
 Different basis used to compute future policy
benefits                                               $ 1,720,817   $     35,071
 Amortization of interest maintenance reserve          $  (389,809)  $   (427,296)
 Other, net                                            $  (175,587)  $   (192,590)
                                                       -----------   ------------
     Total                                             $ 9,177,337   $  9,381,864
                                                       ===========   ============

      Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $77,917,211, respectively, at December 31, 1997.

      Federal income tax returns of SIAMCO have been examined through 1993 and the Company and the Internal Revenue Service reached agreement on all issues relating to 1993 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

(6)   DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

      Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

      The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

      For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      BONDS

      Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

      POLICY LOANS

      Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

      SEPARATE ACCOUNTS

      The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

      AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

      The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


      STRUCTURED SETTLEMENTS

      The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

      LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

      The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value. The estimated fair values of the Company's financial instruments are as follows:

                                                                          STATEMENT      ESTIMATED
AT DECEMBER 31, 1997                                                        VALUE        FAIR VALUE
                                                                      --------------  --------------
Assets:
   Bonds                                                              $1,103,011,148  $1,187,725,636
   Assets held in separate accounts                                      533,613,785     533,613,785
Liabilities:
   Aggregate reserves for
     investment-type contracts                                            80,815,675      80,386,603
   Structured settlements                                                 52,717,040      59,537,099
   Liability for premium and
     other deposit funds                                                 604,285,476     603,300,638
   Liabilities related to
     separate accounts                                                   528,643,523     528,643,523

                                                                          STATEMENT      ESTIMATED
AT DECEMBER 31, 1996                                                        VALUE        FAIR VALUE
                                                                      --------------  --------------
Assets:
   Bonds                                                              $1,055,154,229  $1,094,114,659
   Assets held in separate accounts                                      433,345,943     433,345,943
Liabilities:
   Aggregate reserves for
     investment-type contracts                                            86,160,277      85,534,609
   Structured settlements                                                 48,033,522      55,410,157
   Liability for premium and
     other deposit funds                                                 596,529,186     591,498,214
   Liabilities related to
     separate accounts                                                   432,660,043     432,660,043

(7)   PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

      The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $283,000 and $722,000 in 1997 and 1996, respectively.

      The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $260,000 and $355,000 by SIAMCO for 401k Plan benefits in 1997 and 1996, respectively.

      In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $445,000 for 1997 and $625,000 for 1996.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


(8)   REINSURANCE

      The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiaries. Assumed life in-force amounted to approximately 30% and 30% of total in-force (before ceded reinsurance) at December 31, 1997 and 1996, respectively.

      The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

      The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                                                                              1997
                                                                         (000'S OMITTED)
                                                                         ---------------
                                                       AFFILIATED                            UNAFFILIATED
                                                       ----------                            ------------
                                                ASSUMED          CEDED                  ASSUMED           CEDED
                                                -------        --------                 -------          ------
      Premiums                                  $  306         $ 55,101                 $6,628           $7,891
      Benefits                                       8           59,973                  6,602            4,437
      Commissions                                    5           17,718                     (2)           1,195
      Future Policy Benefits:
           Life & Annuities                         34                -                     19            1,347
           Accident & Health                         -          232,386                    291              159
      Intercompany Receivable                        -            8,650                      -                -
                                                                              1996
                                                                         (000'S OMITTED)
                                                                         ---------------
                                                       AFFILIATED                            UNAFFILIATED
                                                       ----------                            ------------
                                                ASSUMED          CEDED                  ASSUMED           CEDED
                                                -------        --------                 -------          ------
      Premiums                                  $  346         $112,914                 $7,117           $4,377
      Benefits                                      49          108,034                  7,157            2,215
      Commissions                                    6           27,693                     (1)             617
      Future Policy Benefits:
           Life & Annuities                         37                -                     28            1,282
           Accident & Health                         -          232,583                    343               77
      Intercompany Receivable                        -            9,188                      -                -


(9)   COMMITMENTS AND CONTINGENCIES

      In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

      State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

(10)  OTHER RELATED PARTY TRANSACTIONS

      The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $20,360,000 and $20,364,000 in 1997 and 1996, respectively.

                         SENTRY LIFE INSURANCE COMPANY

                               ------------------


      The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1997 and 1996 included $52,717,040 and $48,033,522, respectively, relating to these contracts.

      Also, see Notes 7 and 8 for other related party transactions.

(11)  WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

      Annuity reserves and deposits of approximately $1,202.0 million and $1,104.2 million in 1997 and 1996, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 95% and 94%, respectively, carry surrender charges.

                          SENTRY LIFE INSURANCE COMPANY
                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                          SENTRY LIFE INSURANCE COMPANY
                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1997
                      SCHEDULE 1 - SELECTED FINANCIAL DATA



The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
   Government Bonds ..................................................  $      329,823
   Other bonds (unaffiliated) ........................................      86,902,288
   Common stocks of affiliates .......................................         750,000
   Mortgage loans ....................................................          10,835
   Premium notes, policy loans and liens .............................       1,698,910
   Short-term investments ............................................       1,124,220
   Aggregate write-ins for investment income .........................          54,042
                                                                        --------------
   Gross investment income ...........................................  $   90,870,278
                                                                        ==============
Mortgage Loans - Book Value:
   Residential mortgages .............................................  $       68,657
                                                                        ==============
Mortgage Loans By Standing - Book Value:
   Good standing .....................................................  $       68,657
                                                                        ==============
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
   Common stocks .....................................................  $    9,817,647
                                                                        ==============
Bonds and Short-Term Investments by Class and Maturity:

   Bonds by Maturity - Statement Value
     Due within one year or less .....................................  $   21,897,445
     Over 1 year through 5 years .....................................     147,537,985
     Over 5 years through 10 years ...................................     272,735,640
     Over 10 years through 20 years ..................................     322,055,038
     Over 20 years ...................................................     338,785,310
                                                                        --------------
     Total by Maturity ...............................................  $1,103,011,418
                                                                        ==============

   Bonds by Class - Statement Value
     Class 1 .........................................................  $  813,962,093
     Class 2 .........................................................     275,602,903
     Class 3 .........................................................      13,446,422
     Class 4 .........................................................               0
     Class 5 .........................................................               0
     Class 6 .........................................................               0
                                                                        --------------
     Total by Class ..................................................  $1,103,011,418
                                                                        ==============
     Total Bonds Publicly Traded .....................................  $1,103,011,418
                                                                        ==============
     Total Bonds Privately Placed ....................................  $            0
                                                                        ==============


Short-Term Investments - Book Value ........................  $   20,636,124
                                                              ==============
Cash on Deposit ............................................  $            0
                                                              ==============

Life Insurance In Force (000's omitted):
   Ordinary ................................................  $    4,824,017
                                                              ==============
   Group Life ..............................................  $    3,115,044
                                                              ==============

Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted) ...................................  $      124,140
                                                              ==============

Life Insurance Policies with Disability Provisions In Force:
   Ordinary ................................................          22,172
                                                              ==============
   Group Life ..............................................             130
                                                              ==============

Supplementary Contracts In Force:
   Ordinary - Not Involving Life Contingencies
     Amount on Deposit .....................................  $      259,892
                                                              ==============
     Income Payable ........................................  $      359,396
                                                              ==============

   Ordinary - Involving Life Contingencies
     Income Payable ........................................  $      104,956
                                                              ==============

Annuities:
   Ordinary
     Immediate - Amount of Income Payable ..................  $    1,587,647
                                                              ==============
     Deferred - Fully paid account balance .................  $   21,397,657
                                                              ==============
     Deferred - Not fully paid account balance .............  $   84,633,981
                                                              ==============

   Group
     Amount of income payable ..............................  $    5,184,535
                                                              ==============
     Fully paid account balance ............................  $   13,415,179
                                                              ==============
     Not fully paid account balance ........................  $1,100,339,568
                                                              ==============

Accident and Health Insurance - Premiums In Force:
   Ordinary ................................................  $      190,657
                                                              ==============
   Group ...................................................  $   32,862,349
                                                              ==============

Deposit Funds and Dividend Accumulations:
   Dividend Accumulations - Account Balance ................  $      334,643
                                                              ==============

Claim Payments 1997:
   Group Accident and Health Year  - Ended December 31, 199X
     1997  .................................................  $    4,854,724
                                                              ==============
     1996  .................................................  $      162,408
                                                              ==============
     1995 & prior ..........................................  $       53,908
                                                              ==============
     Other Accident & Health
     1997  .................................................  $       12,690
                                                              ==============
     1996  .................................................  $       27,508
                                                              ==============
     1995 & prior ..........................................  $       85,572
                                                              ==============

                                   APPENDIX A

                            ILLUSTRATIONS OF BENEFITS

Customized computer generated proposal illustrations tailored to the unique insurance needs of an individual will play a major role in the sales process. The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit, Cash Value, and Cash Surrender Value for an Insured of a given age and annual Premium may vary over an extended period of time. The tables are based on a standard male age 35 with a Specified Amount of $100,000. The annual Premium illustrated is the minimum first year Premium for the death benefit option indicated. The tables illustrate values that would result assuming the Premiums are paid as indicated, no loans, partial surrenders, or transfers are made, and the Owner has not requested any changes in Specified Amount, or illustration of future Policy values. Under these assumptions the Premium illustrated will meet the Premium requirement under the death benefit guarantee provision for the Policy illustrated.

The tables illustrate Policy values assuming current mortality charges are deducted. These tables also illustrate Policy values assuming guaranteed maximum mortality charges are deducted. Guaranteed maximum mortality charges are based on the 1980 CSO-ALB mortality tables.

Gross investment returns of 0%, 6%, and 12% are assumed to be level for all years shown. The values would be different if rates of return averaged 0%, 6%, and 12% over the period of years but fluctuated above and below those averages during individual years.

The Cash Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy (see "Charges and Deductions.")

The amounts shown for the death benefits and Cash Surrender Values reflect the fact that the net investment return of the Subaccounts is lower than the gross investment return on the assets held in the Portfolios because of the charges levied against the Subaccounts. The daily investment management and administration fee is assumed to be equivalent to an annual rate of 0.72%of the average daily net assets of Neuberger & Berman Advisers Management Trust. The values also assume that Neuberger & Berman Advisers Management Trust will incur other expenses annually which are assumed to be .21% of the average daily net assets of the Trust. These assumptions are based on the fee schedule in effect as of May 1, 1998. The Variable Life Account will be assessed for mortality and expense risks at an annual rate of .90% of the net asset value of the Account. The Variable Life Account will also be assessed for the death benefit guarantee risk at an annual rate of .15% of the net asset value of the Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6%, and 12% are equivalent to net rates of (1.98%), 4.02%, and 10.02%.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Variable Life Account, since the Company is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the values illustrated.

                      SENTRY LIFE INSURANCE COMPANY                     TABLE 1

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 1
                                               Annual Premium:             1168.
                                               State:     WI

================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return

             This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------

   36        1             1168               1226              955                313               100000
   37        2             2336               2514             1998               1356               100000
   38        3             3504               3866             3137               2495               100000
   39        4             4672               5286             4379               3737               100000
   40        5             5840               6777             5735               5221               100000
   41        6             7008               8342             7214               6829               100000
   42        7             8176               9985             8828               8571               100000
   43        8             9344              11711            10592              10463               100000
   44        9            10512              13523            12519              12519               100000
   45       10            11680              15426            14626              14626               100000
   55       20            23360              40552            50457              50457               100000
   65       30            35040              81481           142244             142244               173537
   75       40            46720             148149           370011             370011               395911
   95       60            70080             433635          2279165            2279165              2301956


================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return

            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             1168               1226              906                264               100000
   37        2             2336               2514             1890               1248               100000
   38        3             3504               3866             2958               2316               100000
   39        4             4672               5286             4117               3475               100000
   40        5             5840               6777             5373               4860               100000
   41        6             7008               8342             6735               6350               100000
   42        7             8176               9985             8211               7955               100000
   43        8             9344              11711             9814               9686               100000
   44        9            10512              13523            11554              11554               100000
   45       10            11680              15426            13445              13445               100000
   55       20            23360              40552            45001              45001               100000
   65       30            35040              81481           126330             126330               154123
   75       40            46720             148149           328023             328023               350985
   95       60            70080             433635          1993357            1993357              2013290

================================================================================


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 2

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 1
                                               Annual Premium:             1168.
                                               State:     WI

================================================================================

       Summary of end of year values assuming a 6.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             1168               1226             897                255               100000
   37        2             2336               2514            1823               1181               100000
   38        3             3504               3866            2776               2134               100000
   39        4             4672               5286            3758               3116               100000
   40        5             5840               6777            4768               4254               100000
   41        6             7008               8342            5805               5420               100000
   42        7             8176               9985            6871               6614               100000
   43        8             9344              11711            7965               7837               100000
   44        9            10512              13523            9089               9089               100000
   45       10            11680              15426           10242              10242               100000
   55       20            23360              40552           23193              23193               100000
   65       30            35040              81481           36995              36995               100000
   75       40            46720             148149           44693              44693               100000
   95       60            70080             433635               0                  0               100000


================================================================================

       Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             1168               1226             850                208               100000
   37        2             2336               2514            1721               1079               100000
   38        3             3504               3866            2612               1970               100000
   39        4             4672               5286            3523               2881               100000
   40        5             5840               6777            4452               3938               100000
   41        6             7008               8342            5396               5011               100000
   42        7             8176               9985            6356               6100               100000
   43        8             9344              11711            7331               7203               100000
   44        9            10512              13523            8319               8319               100000
   45       10            11680              15426            9319               9319               100000
   55       20            23360              40552           19625              19625               100000
   65       30            35040              81481           26985              26985               100000
   75       40            46720             148149           15815              15815               100000
   95       60            70080             433635               0                  0               100000


================================================================================

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 3

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 1
                                               Annual Premium:             1168.
                                               State:     WI

================================================================================

       Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             1168               1226             840                198               100000
   37        2             2336               2514            1655               1013               100000
   38        3             3504               3866            2445               1803               100000
   39        4             4672               5286            3209               2567               100000
   40        5             5840               6777            3946               3433               100000
   41        6             7008               8342            4656               4271               100000
   42        7             8176               9985            5338               5081               100000
   43        8             9344              11711            5991               5863               100000
   44        9            10512              13523            6616               6616               100000
   45       10            11680              15426            7212               7212               100000
   55       20            23360              40552           11139              11139               100000
   65       30            35040              81481            8663               8663               100000
   75       40            46720             148149               0                  0               100000
   95       60            70080             433635               0                  0               100000


================================================================================

       Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             1168               1226            794                152                100000
   37        2             2336               2514           1559                917                100000
   38        3             3504               3866           2294               1652                100000
   39        4             4672               5286           2999               2357                100000
   40        5             5840               6777           3670               3157                100000
   41        6             7008               8342           4307               3922                100000
   42        7             8176               9985           4908               4651                100000
   43        8             9344              11711           5472               5343                100000
   44        9            10512              13523           5997               5997                100000
   45       10            11680              15426           6482               6482                100000
   55       20            23360              40552           8683               8683                100000
   65       30            35040              81481           1987               1987                100000
   75       40            46720             148149              0                  0                100000
   95       60            70080             433635              0                  0                100000


================================================================================

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                      SENTRY LIFE INSURANCE COMPANY                     TABLE 4

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 2
                                               Annual Premium:             2281.
                                               State:     WI

================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395             2092               1446               102092
   37        2             4562               4910             4385               3739               104385
   38        3             6843               7550             6895               6249               106896
   39        4             9124              10323             9646               9000               109646
   40        5            11405              13234            12657              12140               112657
   41        6            13686              16291            15954              15567               115954
   42        7            15967              19501            19565              19307               119565
   43        8            18248              22871            23520              23391               123520
   44        9            20529              26409            27852              27852               127852
   45       10            22810              30125            32597              32597               132597
   55       20            45620              79195           113494             113494               213494
   65       30            68430             159124           313193             313193               413193
   75       40            91240             289321           804588             804588               904588
   95       60           136860             846851          4940809            4940809              5040809


================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395             2043               1397               102043
   37        2             4562               4910             4275               3629               104275
   38        3             6843               7550             6713               6067               106713
   39        4             9124              10323             9375               8729               109375
   40        5            11405              13234            12281              11764               112281
   41        6            13686              16291            15452              15064               115452
   42        7            15967              19501            18912              18654               118912
   43        8            18248              22871            22689              22560               122689
   44        9            20529              26409            26811              26811               126811
   45       10            22810              30125            31310              31310               131310
   55       20            45620              79195           106640             106640               206640
   65       30            68430             159124           287355             287355               387355
   75       40            91240             289321           719544             719544               819544
   95       60           136860             846851          4199652            4199652              4199653


================================================================================

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                      SENTRY LIFE INSURANCE COMPANY                     TABLE 5

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 2
                                               Annual Premium:             2281.
                                               State:     WI
================================================================================

       Summary of end of year values assuming a 6.00% gross rate of return
              This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395            1972               1326               101972
   37        2             4562               4910            4015               3369               104015
   38        3             6843               7550            6128               5482               106128
   39        4             9124              10323            8315               7669               108315
   40        5            11405              13234           10575              10059               110575
   41        6            13686              16291           12912              12524               112912
   42        7            15967              19501           15325              15067               115325
   43        8            18248              22871           17819              17689               117819
   44        9            20529              26409           20393              20393               120393
   45       10            22810              30125           23052              23052               123052
   55       20            45620              79195           54324              54324               154324
   65       30            68430             159124           92622              92622               192622
   75       40            91240             289321          127970             127970               227910
   95       60           136860             846851            1303               1303               101303

================================================================================

       Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395            1925               1279               101925
   37        2             4562               4910            3911               3265               103911
   38        3             6843               7550            5960               5314               105960
   39        4             9124              10323            8073               7427               108073
   40        5            11405              13234           10248               9731               110248
   41        6            13686              16291           12484              12097               112484
   42        7            15967              19501           14784              14525               114784
   43        8            18248              22871           17146              17017               117146
   44        9            20529              26409           19571              19571               119571
   45       10            22810              30125           22059              22059               122059
   55       20            45620              79195           50184              50184               150184
   65       30            68430             159124           80362              80362               108362
   75       40            91240             289321           95916              95916               195916
   95       60           136860             846851            3025               3025               103025

================================================================================

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 6

SELF-DIRECTED LIFE                          A FLEXIBLE PREMIUM VARIABLE LIFE
                                            INSURANCE POLICY

Designed for:    MARK SENTRY                   Prepared By:     JOE AGENT

Issue Age:       35 MALE                       Initial Specified Amount: 100000.
Rating Class:    STD. NON SMOKER               Death Benefit Option 2
                                               Annual Premium:             2281.
                                               State:     WI

================================================================================

       Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395            1853               1207               101853
   37        2             4562               4910            3659               3013               103659
   38        3             6843               7550            5420               4774               105420
   39        4             9124              10323            7134               6488               107134
   40        5            11405              13234            8801               8284               108801
   41        6            13686              16291           10420              10033               110420
   42        7            15967              19501           11991              11733               111991
   43        8            18248              22871           13514              13385               113514
   44        9            20529              26409           14989              14989               114989
   45       10            22810              30125           16415              16415               116415
   55       20            45620              79195           27595              27595               127595
   65       30            68430             159124           30484              30484               130484
   75       40            91240             289321           16187              16187               116187
   95       60           136860             846851               0                  0               100000


================================================================================

       Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                           PREMIUMS
                         SUM OF             ACCUM.
   AGE     YEAR       PREMIUMS PAID          @ 5%         CASH VALUE       SURRENDER VALUE       DEATH BENEFIT
   ---     ----       -------------        --------       ----------       ---------------       -------------
   36        1             2281               2395            1806               1160               101806
   37        2             4562               4910            3562               2916               103562
   38        3             6843               7550            5266               4620               105266
   39        4             9124              10323            6918               6272               106918
   40        5            11405              13234            8516               7999               108516
   41        6            13686              16291           10057               9669               110057
   42        7            15967              19501           11541              11283               111541
   43        8            18248              22871           12967              12838               112967
   44        9            20529              26409           14334              14334               114334
   45       10            22810              30125           15640              15640               115640
   55       20            45620              79195           24909              24909               124090
   65       30            68430             159124           23583              23583               123583
   75       40            91240             289321               0                  0               100000
   95       60           136860             846851               0                  0               100000

================================================================================

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment returns may be more or less than those shown.

                                     PART II



                           UNDERTAKING TO FILE REPORTS


a. Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

b. Pursuant to Investment Company Act Rule 26(e), Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.




                                 INDEMNIFICATION

The Bylaws of the Company and resolutions adopted by SIAMCO provide that any person who at any time serves as a director or officer of the Company or any majority-owned ultimate subsidiary of SIAMCO shall be indemnified or reimbursed against and for any and all claims for which they become subject by reason of such service.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS



1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered, anticipated sales and lapse rates.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Variable Life Account will benefit the Variable Life Account and policyholders and will keep and make available to the Commission, on request, a memorandum setting forth the basis for this representation.

5. Registrant represents that the Variable Life Account will invest only in management investment companies undertaking to have a Board, a majority of whom are not interested persons of the Company, which formulates and approves any plan under Rule 12b-1 to finance distribution expenses.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The Prospectus consisting of 58 pages.

The undertaking to file reports.

The signatures.

Written consents of the following persons:

      Dean A. Klingenberg, FSA, MAAA
      Coopers & Lybrand L.L.P., Independent Accountants
      Blazzard, Grodd & Hasenauer, P.C.

The following exhibits:

      A. Copies of all exhibits required by paragraph A of instructions for exhibits in Form N-8B-2.

            1. Resolutions of the Board of Directors of Sentry Life Insurance Company*

            2.  None

            3a. Principal Underwriter's Agreement*

            3b. Registered Representatives Agreement*

            3c. General Agent Agreement*

            4.  Not Applicable

            5.  Flexible Premium Variable Life Insurance Policy*
                Amendatory Riders for Various States*

            6a. Articles of Incorporation of the Company*

            6b. Bylaws of the Company*

            7.  Not Applicable

            8.  Not Applicable

            9a. Sales Agreement (Fund Participation Agreement)*

            9b. Assignment and Modification Agreement**

            10. Application Form*

            11. Memorandum of Exchange Right*

            27. Not Applicable

      B.  Opinion and Consent of Counsel

      C.  Consent of Independent Accountants

      D.  Consent of Actuary

* Incorporated herein by reference to Registrant's Post Effective Amendment No. 13 filed electronically on or about April 30, 1997.

** Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed electronically on or about April 30, 1996.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, SENTRY VARIABLE LIFE ACCOUNT I and SENTRY LIFE INSURANCE COMPANY have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Stevens Point, State of Wisconsin, on the 21st day of April, 1997. The Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement.



                                Sentry Variable Life Account I, Registrant


                                BY: Sentry Life Insurance Company



                                BY: s/Dale R. Schuh
                                    -----------------------------------------
                                    Dale R. Schuh, Chairman of the Board,
                                        President and Director



                                Sentry Life Insurance Company, Depositor



                                BY: s/Dale R. Schuh
                                   ------------------------------------------
                                    Dale R. Schuh, Chairman of the Board,
                                        President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.




s/Dale R. Schuh                                                April 20, 1998
--------------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/Richard A. Huseby                                            April 20, 1998
--------------------------------------------
Richard A. Huseby, Vice President



s/Glen E. Scott, Jr.                                           April 20, 1998
--------------------------------------------
Glen E. Scott, Jr., Vice President



s/William M. O'Reilly                                          April 20, 1998
--------------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                              April 20, 1998
--------------------------------------------
William J. Lohr, Treasurer and
Director



s/Steven R. Boehlke                                            April 20, 1998
--------------------------------------------
Steven R. Boehlke, Director



s/Janet L. Fagan                                               April 20, 1998
--------------------------------------------
Janet L. Fagan, Director

                                WRITTEN CONSENTS

                         POST-EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM S-6

                                       FOR

                         SENTRY VARIABLE LIFE ACCOUNT I



        1)       Written consent of Actuary
                 Dean A. Klingenberg, FSA, MAAA

        2)       Written consent of Independent Accountants Coopers &
                 Lybrand, L.L.P.

        3)       Written consent of Counsel Blazzard, Grodd &
                 Hasenauer, P.C.

                                 April 20, 1998





To the Board of Directors of
Sentry Life Insurance Company
1800 North Point Drive
Stevens Point, WI  54481




                               CONSENT OF ACTUARY



I hereby consent to the inclusion of the Illustration of Policy Values contained in Appendix A in a registration statement, Form S-6, for the Variable Life Insurance Policies. The Illustrations have been prepared in accordance with standard actuarial principles and reflect the operation of the Policy by taking into account all charges under the Policy and in the underlying fund.



                                         s/Dean A. Klingenberg
                                         ---------------------------------------
                                         Dean A. Klingenberg, FSA, MAAA
                                         Actuary-Life & Health Product Pricing

                         [COOPERS & LYBRAND LETTERHEAD]






                       CONSENT OF INDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post Effective Amendment No. 14 to the Registration Statement of Sentry Variable Life Account I (the "Account") on Form S-6 (File No. 2-98441)of:

(1) Our report dated February 11, 1998 on our audits of the financial statements of the Account; and

(2) Our report dated February 13, 1998, on our audits of the statutory-basis financial statements of Sentry Life Insurance Company.

We also consent to the reference to our Firm under the caption "Independent Accountants."



s/ Coopers & Lybrand L.L.P.

Chicago, IL
April 27, 1998


































Coopers & Lybrand L.L.P. is a member of Coopers & Lybrand International, a limited liability association incorporated in Switzerland.

                 [BLAZZARD, GRODD & HASENAUER, P.C. LETTERHEAD]



                                  April 8, 1998

Board of Directors
Sentry Life Insurance Company
1800 North Point Drive
Stevens Point, WI  54481

RE: Opinion of Counsel - Sentry Variable Life Account I

Gentlemen:

You have requested our Opinion of Counsel in connection with the filing with the Securities and Exchange Commission of a Post-Effective Amendment to a Registration Statement on Form S-6 for Individual Flexible Premium Variable Life Insurance Policies (the "Policies") to be issued by Sentry Life Insurance Company and its separate account, Sentry Variable Life Account I.

We have made such examination of the law and have examined such records and documents as in our judgment are necessary or appropriate to enable us to render the opinions expressed below.

We are of the following opinions:

1. Sentry Variable Life Account I is a Unit Investment Trust as that term is defined in Section 4(2) of the Investment Company Act of 1940 (the "Act"), and is currently registered with the Securities and Exchange Commission, pursuant to
Section 8(a) of the Act.

2. Upon the acceptance of premium payments made by a Policy Owner pursuant to a Policy issued in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law, such a Policy Owner will have a legally-issued, fully paid, non-assessable contractual interest under such Policy.

You may use this opinion letter, or a copy thereof, as an exhibit to the Registration Statement.

BLAZZARD, GRODD & HASENAUER, P.C.


Board of Directors
Sentry Life Insurance Company
April 8, 1998
Page 2


We consent to the reference to our Firm under the caption "Legal Opinions" contained in the Prospectus which forms a part of the Registration Statement.


                                    Sincerely,

                                    BLAZZARD, GRODD & HASENAUER, P.C.



                                    By: s/Raymond A. O'Hara III
                                        -----------------------------------
                                        Raymond A. O'Hara III

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM S-6

                                       FOR

                         SENTRY VARIABLE LIFE ACCOUNT I

                                INDEX TO EXHIBITS



Exhibit B                  Opinion and Consent of Counsel

Exhibit C                  Consent of Independent Accountants

Exhibit D                  Consent of Actuary

                                    EXHIBIT B

                         Opinion and Consent of Counsel

                 [BLAZZARD, GRODD & HASENAUER, P.C. LETTERHEAD]



                                  April 8, 1998

Board of Directors
Sentry Life Insurance Company
1800 North Point Drive
Stevens Point, WI  54481

RE: Opinion of Counsel - Sentry Variable Life Account I

Gentlemen:

You have requested our Opinion of Counsel in connection with the filing with the Securities and Exchange Commission of a Post-Effective Amendment to a Registration Statement on Form S-6 for Individual Flexible Premium Variable Life Insurance Policies (the "Policies") to be issued by Sentry Life Insurance Company and its separate account, Sentry Variable Life Account I.

We have made such examination of the law and have examined such records and documents as in our judgment are necessary or appropriate to enable us to render the opinions expressed below.

We are of the following opinions:

1. Sentry Variable Life Account I is a Unit Investment Trust as that term is defined in Section 4(2) of the Investment Company Act of 1940 (the "Act"), and is currently registered with the Securities and Exchange Commission, pursuant to
Section 8(a) of the Act.

2. Upon the acceptance of premium payments made by a Policy Owner pursuant to a Policy issued in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law, such a Policy Owner will have a legally-issued, fully paid, non-assessable contractual interest under such Policy.

You may use this opinion letter, or a copy thereof, as an exhibit to the Registration Statement.

BLAZZARD, GRODD & HASENAUER, P.C.


Board of Directors
Sentry Life Insurance Company
April 8, 1998
Page 2


We consent to the reference to our Firm under the caption "Legal Opinions" contained in the Prospectus which forms a part of the Registration Statement.


                                            Sincerely,

                                            BLAZZARD, GRODD & HASENAUER, P.C.



                                            By: s/Raymond A. O'Hara III
                                                --------------------------------
                                                Raymond A. O'Hara III

                                    EXHIBIT C

                       Consent of Independent Accountants

                         [COOPERS & LYBRAND LETTERHEAD]





                       CONSENT OF INDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post Effective Amendment No. 14 to the Registration Statement of Sentry Variable Life Account I (the "Account") on Form S-6 (File No. 2-98441)of:

(1) Our report dated February 11, 1998 on our audits of the financial statements of the Account; and

(2) Our report dated February 13, 1998, on our audits of the statutory-basis financial statements of Sentry Life Insurance Company.

We also consent to the reference to our Firm under the caption "Independent Accountants."



s/ Coopers & Lybrand L.L.P.

Chicago, IL
April 27, 1998





























Coopers & Lybrand L.L.P. is a member of Coopers & Lybrand International, a limited liability association incorporated in Switzerland.

                                    EXHIBIT D

                               Consent of Actuary

                                 April 20, 1998



To the Board of Directors of
Sentry Life Insurance Company
1800 North Point Drive
Stevens Point, WI  54481




                               CONSENT OF ACTUARY



I hereby consent to the inclusion of the Illustration of Policy Values contained in Appendix A in a registration statement, Form S-6, for the Variable Life Insurance Policies. The Illustrations have been prepared in accordance with standard actuarial principles and reflect the operation of the Policy by taking into account all charges under the Policy and in the underlying fund.



                                       s/Dean A. Klingenberg
                                       -----------------------------------------
                                       Dean A. Klingenberg, FSA, MAAA
                                       Actuary-Life & Health Product Pricing